AB Municipal Income Shares

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.5%
Long-Term Municipal Bonds – 100.4%
Alabama – 5.7%
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	$	8,000	$8,506,378
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055		49,725	53,121,362
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053		15,500	16,361,236
Series 2023-2 5.25%, 01/01/2054(a) (b)		46,865	49,821,689
Series 2023-C 5.50%, 10/01/2054		16,055	17,383,004
Series 2023-D 4.765% (SOFR + 1.85%), 06/01/2049(c)		20,500	21,002,701
Series 2024-B 5.00%, 10/01/2055		45,305	47,696,347
Black Belt Energy Gas District (Morgan Stanley) Series 2022-2 5.73%, 02/01/2053(a) (b)		10,000	10,375,342
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		17,325	17,101,459
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055		31,900	33,798,930
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-2 5.25%, 12/01/2053(a) (b)		22,380	24,072,586
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2041		2,250	2,441,002
5.25%, 10/01/2044		2,665	2,851,713
5.50%, 10/01/2053		9,610	10,301,423
Energy Southeast A Cooperative District (Morgan Stanley) Series 2023-A 4.965% (SOFR + 2.05%), 11/01/2053(c)		16,000	16,224,790
5.50%, 11/01/2053(b)		17,645	19,037,781
Series 2023-B 5.115% (SOFR + 2.20%), 04/01/2054(c)		10,000	10,257,561
Series 2024-B 5.25%, 07/01/2054		41,865	45,112,707

Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.00%, 10/01/2056		1,200	1,182,110

	Principal Amount (000)		U.S. $ Value

5.50%, 10/01/2049	$	4,500	$4,711,646
5.50%, 10/01/2054		1,400	1,456,210
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036		5,000	5,053,078
5.00%, 02/01/2041		5,000	5,031,242
Series 2021 4.00%, 02/01/2041		3,370	3,135,261
4.00%, 02/01/2046		9,640	8,742,826
Jefferson County Board of Education/AL (Jefferson County Board of Education/AL) Series 2022-2 5.00%, 02/01/2039(a) (b)		5,000	5,168,663
5.00%, 02/01/2046(a) (b)		23,280	23,718,677
Lower Alabama Gas District (The) (Goldman Sachs Group) Series 2016-A 5.00%, 09/01/2031		2,235	2,389,479
Mobile County Industrial Development Authority (ArcelorMittal SA) Series 2024 4.75%, 12/01/2054		19,400	19,026,143
5.00%, 06/01/2054		25,330	25,606,940
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		38,405	40,772,576
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054		50,275	53,512,137
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056		97,815	102,618,929
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035		32,725	34,312,496
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053		4,085	4,237,864
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051		15,000	14,909,874
Series 2022-2 6.00%, 01/01/2053(a) (b)		10,000	10,499,712
Series 2022-A 5.50%, 01/01/2053		7,620	8,117,940
Southeast Energy Authority A Cooperative District (Pacific Mutual Holding) Series 2024-C 5.00%, 11/01/2055		10,000	10,694,376

	Principal Amount (000)		U.S. $ Value

Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	$	28,425	$30,041,706
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054		10,000	10,515,808

			830,923,704

Alaska – 0.1%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060		15,000	14,168,964
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062		3,000	3,169,727

			17,338,691

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035		3,235	3,282,338
Series 2018 7.125%, 09/01/2038(a)		8,315	8,940,663

			12,223,001

Arizona – 2.8%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2024-A 5.68%, 01/01/2043(a)		33,000	32,079,118
Series 2024-B 5.68%, 01/01/2043(a)		7,050	6,852,168
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033		12,669	12,083,119
Arizona Industrial Development Authority (Benjamin Franklin Charter School Obligated Group) Series 2023 4.43%, 07/01/2033(a)		520	520,063
5.25%, 07/01/2053(a)		1,000	994,688
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2021 4.00%, 11/01/2051(a)		11,325	9,669,376
Series 2024 5.00%, 11/01/2054		8,205	8,552,446

	Principal Amount (000)		U.S. $ Value

Arizona Industrial Development Authority (Heritage Academy Laveen & Gateway Obligated Group) Series 2021 5.00%, 07/01/2051(a)	$	10,000	$9,138,704
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2047		750	754,400
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2051		1,000	878,699
4.00%, 07/01/2061		7,980	6,843,704
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026(d) (e) (f)		1,500	45,000
7.75%, 07/01/2026(d) (e) (f)		33,950	1,018,500
Series 2021-A 6.00%, 07/01/2026(d) (e) (f)		1,425	42,750
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2049		785	805,149
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2018 5.75%, 07/15/2048(a)		1,000	1,013,076
Series 2020-A 4.00%, 07/15/2030(a)		1,395	1,391,590
4.00%, 07/15/2040(a)		4,180	3,902,688
Arizona Industrial Development Authority (Provident Group - EMU Properties) Series 2018 5.00%, 05/01/2051(d) (e)		1,100	605,000
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		3,900	3,994,577
5.00%, 09/01/2052		1,500	1,536,540
Series 2023 4.10%, 12/01/2037		6,000	6,021,054
Series 2024 4.00%, 06/01/2049		40,000	39,964,348
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.442%, 07/01/2032		5,000	4,224,969
2.542%, 07/01/2033		5,000	4,150,898
2.642%, 07/01/2034		6,795	5,550,263
2.742%, 07/01/2035		10,000	8,044,793
2.842%, 07/01/2036		13,000	10,316,015
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2014-B 5.00%, 07/01/2026		11,000	11,019,866

	Principal Amount (000)		U.S. $ Value

City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.321%, 07/01/2034	$	10,500	$8,423,085
2.421%, 07/01/2035		10,325	8,142,625
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group) Series 2017 5.00%, 11/15/2036		1,000	931,621
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039		2,700	2,702,533
Industrial Development Authority of the City of Phoenix Arizona (The) (AZ GFF Tiyan LLC Lease) Series 2014 5.00%, 02/01/2029		14,720	14,419,869
Industrial Development Authority of the City of Phoenix Arizona (The) (BASIS Schools Obligated Group) Series 2015 5.00%, 07/01/2035(a)		2,000	2,005,183
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044		3,875	3,874,777
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049(d) (e) (f)		6,890	4,823,000
5.00%, 07/01/2055(d) (e) (f)		3,700	2,590,000
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 5.625%, 11/15/2030(a)		9,500	9,597,447
6.875%, 11/15/2052(a)		6,500	7,005,115
7.00%, 11/15/2057(a)		2,915	3,148,943
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2016 5.00%, 02/15/2036(a)		1,000	1,002,081
5.00%, 02/15/2046(a)		3,500	3,343,170
Maricopa County Industrial Development Authority (Arizona Autism Charter Schools Obligated Group) Series 2021 4.00%, 07/01/2061(a)		2,875	2,240,379
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School) Series 2018-A 6.00%, 07/01/2052(a)		19,500	19,970,067

	Principal Amount (000)		U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	$	24,115	$21,200,056
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2039		2,725	3,007,107
5.00%, 12/01/2040		5,750	6,293,713
5.00%, 12/01/2041		1,525	1,659,234
Maricopa County Industrial Development Authority (Morrison Education Group Obligated Group) Series 2024-A 6.50%, 07/01/2054(a)		8,500	8,791,288
6.625%, 07/01/2059(a)		5,000	5,190,844
6.75%, 07/01/2063(a)		5,880	6,127,289
Maricopa County Industrial Development Authority (Valley Christian Schools) Series 2023 6.25%, 07/01/2053(a)		1,650	1,610,585
6.375%, 07/01/2058(a)		4,020	3,949,579
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032		10,945	11,733,076
5.00%, 12/01/2037		2,915	3,139,535
5.25%, 12/01/2027		16,425	17,123,917
Sierra Vista Industrial Development Authority (American Leadership Academy) Series 2023 5.75%, 06/15/2058(a)		10,000	10,315,325
Series 2024 5.00%, 06/15/2044(a)		1,300	1,298,997
5.00%, 06/15/2054(a)		2,500	2,436,001
5.00%, 06/15/2064(a)		2,500	2,388,284
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)		1,065	702,458
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.25%, 08/01/2054		10,235	10,801,375
AGC Series 2024 4.00%, 08/01/2054		2,500	2,390,818

			406,392,937

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) Series 2020 5.00%, 09/01/2044		21,000	21,359,012
Arkansas Development Finance Authority (Hybar LLC) Series 2023 6.875%, 07/01/2048(a)		7,185	7,877,769

	Principal Amount (000)		U.S. $ Value

Series 2024 7.375%, 07/01/2048(a)	$	34,700	$38,465,814
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052		5,000	5,157,974

			72,860,569

California – 12.8%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2048(g)		17,000	9,833,369
0.00%, 10/01/2049(g)		10,435	5,954,267
0.00%, 10/01/2050(g)		7,345	4,180,730
AGM Series 2024 Zero Coupon, 10/01/2049		7,250	2,251,416
Zero Coupon, 10/01/2053		15,000	3,727,732
NATL Series 1999-1 Zero Coupon, 10/01/2031		3,000	2,384,925
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052		17,900	17,531,758
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)		26,000	23,358,673
ARC70 II Trust (ARC70 II Trust) Series 2021 4.00%, 12/01/2059		7,860	6,823,132
Series 2023 4.84%, 04/01/2065(f) (h)		60,617	57,012,806
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054		61,410	64,836,138
Series 2024 5.00%, 08/01/2055		26,635	28,214,642
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055		10,225	10,766,177
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054		112,225	117,730,051
California Community Choice Financing Authority (Goldman Sachs Group) Series 2021 4.00%, 10/01/2052		1,000	1,002,937
Series 2023 5.25%, 11/01/2054		3,800	4,021,955

	Principal Amount (000)		U.S. $ Value

California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.585% (SOFR + 1.67%), 02/01/2054(c)	$	10,000	$10,103,980
5.00%, 02/01/2054		48,650	51,413,554
Series 2023-2 4.68%, 07/01/2053(a) (b)		16,800	16,790,385
Series 2024 5.00%, 05/01/2054		27,820	29,660,972
Series 2024-E 5.00%, 02/01/2055		16,180	17,315,724
California Community Choice Financing Authority (New York Life Insurance) Series 2024 5.00%, 01/01/2056		19,700	21,477,765
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055		23,330	25,154,457
California Community College Financing Authority (NCCD-Orange Coast Properties) Series 2018 5.25%, 05/01/2043		4,485	4,623,408
5.25%, 05/01/2048		6,750	6,925,978
5.25%, 05/01/2053		6,300	6,443,522
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(a)		23,800	20,428,159
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)		39,200	33,334,920
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)		17,000	12,185,461
4.00%, 08/01/2046(a)		7,585	6,379,655
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(a)		19,715	13,595,005
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(a)		121,230	5,079,137
5.50%, 02/01/2040(a)		3,775	3,422,220
Series 2022-A 4.50%, 08/01/2052(a)		21,280	17,224,117
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033		4,005	4,013,570
5.00%, 04/01/2034		4,205	4,213,656

	Principal Amount (000)		U.S. $ Value

California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2031	$	1,000	$1,036,937
5.00%, 04/01/2042		1,000	1,019,314
California Enterprise Development Authority (Heights Christian Schools) Series 2023 6.25%, 06/01/2053(a)		1,920	1,922,407
California Enterprise Development Authority (Real Journey Academies Obligated Group) Series 2024-A 5.00%, 06/01/2054(a)		2,000	1,990,710
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(a)		5,000	4,314,766
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2037		1,700	1,736,056
California Housing Finance Agency (CAHFA 2019-2) Series 2019-2, Class A 4.00%, 03/20/2033		13,380	13,387,642
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035		8,956	8,560,003
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035		42,443	41,925,500
Series 2021-2, Class X 0.825%, 03/25/2035(i)		21,962	929,668
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036		6,794	6,357,367
California Housing Finance Agency (CAHFA 2023-1) Series 2023-1, Class A 4.375%, 09/20/2036		21,221	21,791,198
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2024 8.00%, 01/01/2050(a)		12,400	12,770,269
California Infrastructure & Economic Development Bank (Equitable School Revolving Fund Obligated Group) Series 2020-B 4.00%, 11/01/2045		850	802,318
4.00%, 11/01/2050		860	791,526

	Principal Amount (000)		U.S. $ Value

California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(a)	$	37,000	$38,727,841
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner) Series 2024 5.25%, 07/01/2054		8,000	8,348,698
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(a)		2,940	231,354
Series 2021-A1 5.00%, 01/01/2056(a)		3,000	2,888,827
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2041		4,900	4,717,910
California Municipal Finance Authority (BOLD Program) Series 2023-B 5.75%, 09/01/2053		2,850	3,067,690
California Municipal Finance Authority (California Baptist University) Series 2016-A 5.00%, 11/01/2046(a)		2,000	1,970,232
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2039		2,030	2,114,751
5.00%, 05/15/2040		1,000	1,038,102
California Municipal Finance Authority (Community Health Centers of The Central Coast) Series 2021-A 5.00%, 12/01/2046(a)		1,490	1,493,617
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada) Series 2012-A 6.625%, 01/01/2032(a)		630	622,422
Series 2014 5.00%, 01/01/2035		1,085	942,297
California Municipal Finance Authority (LAX Integrated Express Solutions) Series 2018 4.00%, 12/31/2047		7,040	6,398,196
5.00%, 12/31/2043		37,050	37,322,666
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053		5,000	5,361,701
California Pollution Control Financing Authority (Poseidon Resources Channelside) Series 2012 5.00%, 11/21/2045(a)		9,725	9,727,010

	Principal Amount (000)		U.S. $ Value

Series 2023 5.00%, 07/01/2027(a)	$	2,000	$2,060,558
5.00%, 07/01/2028(a)		2,350	2,447,415
5.00%, 07/01/2029(a)		2,300	2,418,301
5.00%, 07/01/2030(a)		2,600	2,759,903
5.00%, 07/01/2031(a)		3,000	3,211,336
5.00%, 07/01/2032(a)		5,470	5,893,012
5.00%, 07/01/2033(a)		5,865	6,348,804
5.00%, 07/01/2034(a)		3,000	3,236,331
5.00%, 07/01/2036(a)		2,650	2,835,207
5.00%, 07/01/2037(a)		2,250	2,399,047
5.00%, 07/01/2038(a)		3,500	3,711,473
5.00%, 11/21/2045(a)		1,100	1,136,032
California Pollution Control Financing Authority (Rialto Bioenergy Facility) Series 2019 7.50%, 12/01/2040(d) (e) (f) (j) (k)		699	70
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(a)		4,890	4,971,897
California Public Finance Authority (Enso Village) Series 2021 2.375%, 11/15/2028(a)		1,160	1,138,237
California Public Finance Authority (Kendal at Ventura) Series 2023 10.00%, 05/15/2028(a)		800	966,825
California School Finance Authority (Classical Academy Obligated Group) Series 2021 4.00%, 10/01/2046(a)		2,800	2,436,160
Series 2022 5.00%, 10/01/2042(a)		1,000	1,016,166
5.00%, 10/01/2052(a)		1,000	992,083
5.00%, 10/01/2061(a)		1,500	1,478,825
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(f)		3,630	2,178,000
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2056(a)		8,850	8,291,947
California School Finance Authority (Hawking STEAM Charter Schools) Series 2022 5.25%, 07/01/2052(a)		2,250	2,286,147
5.50%, 07/01/2062(a)		2,775	2,835,788

	Principal Amount (000)		U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2019-A 5.00%, 07/01/2039(a)	$	2,325	$2,398,656
5.00%, 07/01/2049(a)		700	708,059
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.375%, 06/01/2052(a)		1,225	1,284,863
California School Finance Authority (Rex & Margaret Fortune School of Education) Series 2024 5.00%, 06/01/2054(a)		2,770	2,664,103
5.125%, 06/01/2064(a)		1,300	1,250,723
California School Finance Authority (Rocketship Education Obligated Group) Series 2017-G 5.00%, 06/01/2047(a)		2,330	2,256,738
California State University (California State University) Series 2021-2 2.37%, 11/01/2035(a) (b)		10,000	7,727,283
2.72%, 11/01/2052(a) (b)		5,000	3,289,591
Series 2022-2 2.97%, 11/01/2051(a) (b)		5,000	3,354,689
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2041(a)		2,875	2,882,276
California Statewide Communities Development Authority (CHF-Irvine LLC) BAM Series 2021 3.00%, 05/15/2051		13,000	9,868,444
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group)
AGM Series 2022-A 5.25%, 08/15/2052		3,000	3,172,800
5.375%, 08/15/2057		3,720	3,956,034
California Statewide Communities Development Authority (Lancer Educational Housing) Series 2016 5.00%, 06/01/2036(a)		5,250	5,284,517
5.00%, 06/01/2046(a)		7,000	6,893,930
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(a)		15,285	15,414,965
5.25%, 12/01/2056(a)		14,795	14,876,958

	Principal Amount (000)		U.S. $ Value

Series 2018 5.25%, 12/01/2038(a)	$	3,000	$3,104,814
5.25%, 12/01/2048(a)		6,440	6,560,315
Series 2018-A 5.00%, 12/01/2033(a)		1,350	1,400,069
5.50%, 12/01/2058(a)		19,145	19,581,895
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2049(a)		1,125	1,131,797
5.25%, 07/01/2052(a)		1,500	1,505,955
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055		20,650	22,487,359
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2019 5.00%, 05/15/2044		15,415	15,782,252
Series 2022-2 5.00%, 05/15/2036(a) (b)		10,000	10,535,430
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046		850	861,059
City of Vernon CA Electric System Revenue (City of Vernon CA Electric System Revenue) Series 2022-2 5.00%, 08/01/2039		425	455,419
5.00%, 08/01/2040		375	399,681
5.00%, 08/01/2041		420	445,300
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(a)		15,100	11,744,011
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)		18,760	12,824,756
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)		12,525	10,849,582
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)		8,415	5,776,097
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(a)		15,450	10,528,097
4.00%, 08/01/2047(a)		3,540	3,004,931

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	$	23,500	$15,952,806
4.00%, 05/01/2057(a)		15,550	10,881,983
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)		13,940	10,232,978
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)		13,215	11,309,339
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)		15,200	11,856,008
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)		10,025	7,612,026
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)		22,165	15,200,101
4.00%, 07/01/2058(a)		6,000	3,894,028
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(a)		2,500	1,863,709
4.00%, 09/01/2056(a)		27,065	20,647,087
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)		12,700	8,758,842
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)		22,570	15,689,400
4.00%, 12/01/2056(a)		3,400	2,595,437
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(a)		11,500	9,446,603

	Principal Amount (000)		U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	$	5,400	$3,926,724
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(a)		27,100	21,590,890
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(a)		8,930	6,133,133
4.00%, 10/01/2048(a)		2,000	1,467,263
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(a)		15,405	10,648,672
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Lease) Series 2021-2 3.12%, 06/01/2038(a) (b)		16,825	13,491,863
3.29%, 06/01/2042(a) (b)		6,850	5,174,946
Series 2022-2 2.75%, 06/01/2034		10,000	8,452,280
2.75%, 06/01/2034(a) (b)		3,150	2,662,468
3.12%, 06/01/2038(b)		12,500	10,023,673
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050		16,045	14,757,042
Series 2021-A 4.214%, 06/01/2050		2,900	2,048,602
Series 2021-B
Zero Coupon, 06/01/2066		230,600	26,975,749
Series 2022-2 2.75%, 06/01/2034		1,630	1,377,722
Hastings Campus Housing Finance Authority (Hastings Campus Housing Finance Authority) Series 2020-A 5.00%, 07/01/2061(a)		14,340	13,012,616
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2021-B 5.00%, 07/01/2041		7,950	8,381,587
Series 2023-A 5.00%, 07/01/2031		3,365	3,664,110
Series 2023-D 5.00%, 07/01/2031		1,375	1,497,222
5.00%, 07/01/2041		1,255	1,349,395
Series 2023-E 5.00%, 07/01/2048		4,750	4,973,229

	Principal Amount (000)		U.S. $ Value

Series 2024-A 5.00%, 07/01/2039	$	1,050	$1,153,817
5.00%, 07/01/2040		1,680	1,829,683
Series 2024-B 5.00%, 07/01/2038		1,000	1,106,052
Series 2024-C 5.00%, 07/01/2035		1,135	1,260,962
5.00%, 07/01/2049		7,035	7,374,021
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2019-D 5.00%, 07/01/2049		1,935	1,977,003
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2018-A 5.00%, 07/01/2043		7,015	7,147,801
Series 2022-D 5.00%, 07/01/2047		4,210	4,398,131
5.00%, 07/01/2052		4,000	4,163,653
Series 2023-A 5.00%, 07/01/2049		4,440	4,650,373
Los Angeles Unified School District/CA (Los Angeles Unified School District/CA) Series 2024-A 5.00%, 07/01/2031		17,500	19,687,262
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039		3,390	4,184,230
Series 2009-B 6.50%, 11/01/2039		3,865	4,770,515
Series 2009-C 7.00%, 11/01/2034		5,000	6,141,216
Milpitas Unified School District/CA (Prerefunded - US Treasuries) Series 2014-B 4.00%, 08/01/2037		8,195	8,206,702
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052		1,600	1,681,221
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(c)		33,680	30,791,179
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2023 5.00%, 07/01/2048		7,270	7,548,425
5.25%, 07/01/2058		3,275	3,442,641

	Principal Amount (000)		U.S. $ Value

San Francisco Intl Airport (San Francisco Intl Airport) Series 2018 5.00%, 05/01/2043	$	11,000	$11,156,221
Series 2019-E 5.00%, 05/01/2050		7,000	7,076,002
Series 2020-E 5.00%, 05/01/2037		8,525	8,953,752
5.00%, 05/01/2038		11,000	11,509,831
Series 2022-2 3.05%, 05/01/2034(a) (b)		3,500	2,994,113
3.18%, 05/01/2035(a) (b)		5,500	4,665,233
3.33%, 05/01/2037(a) (b)		2,250	1,864,375
5.00%, 05/01/2044(a) (b)		14,000	14,276,420
Series 2023-E 5.50%, 05/01/2040		10,000	11,107,800
5.75%, 05/01/2048		10,000	11,005,136
Series 2024 5.25%, 05/01/2041		10,000	10,914,974
5.25%, 05/01/2042		10,000	10,851,931
5.25%, 05/01/2043		7,100	7,670,261
San Joaquin Hills Transportation Corridor Agency (San Joaquin Hills Transportation Corridor Agency) Series 2014-B 5.25%, 01/15/2044		315	315,146
Series 2021-A 4.00%, 01/15/2044		1,429	1,397,397
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 5.552% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)		3,970	3,939,774
Southern California Logistics Airport Authority (Southern California Logistics Airport Authority) AGC Series 2006 5.00%, 12/01/2036		100	100,983
5.00%, 12/01/2043		1,585	1,600,576
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055		40,490	42,573,587
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039		2,475	2,715,489
5.00%, 07/01/2041		1,270	1,362,703
5.00%, 07/01/2048		3,190	3,339,916
5.25%, 07/01/2053		10,270	10,866,476
Series 2024 5.00%, 07/01/2049		2,855	2,998,863
5.00%, 07/01/2053		2,045	2,132,993
5.25%, 07/01/2046		5,030	5,407,641
State of California (State of California) Series 2023 6.00%, 03/01/2033		10,000	10,644,294
Series 2024 4.00%, 08/01/2049		11,300	11,208,627
4.00%, 08/01/2054		3,600	3,512,152

	Principal Amount (000)		U.S. $ Value

Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	$	23,050	$3,917,398
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046		4,000	821,718
Series 2019 Zero Coupon, 06/01/2054		10,480	2,102,237
5.00%, 06/01/2039		1,555	1,619,789

			1,862,726,588

Colorado – 2.4%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051		15,000	14,195,151
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2017 5.00%, 12/01/2037(a)		5,000	4,965,186
Series 2022 6.50%, 12/01/2053		4,350	4,468,640
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032		645	645,212
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2033		9,000	9,743,825
5.50%, 11/15/2053		10,475	11,129,552
Colorado Educational & Cultural Facilities Authority (Ascent Classical Academy Charter Schools) Series 2024 5.75%, 04/01/2059(a)		2,250	2,308,143
5.80%, 04/01/2054(a)		3,725	3,845,868
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2052		850	840,807
5.00%, 09/01/2057		2,100	2,071,679
5.00%, 09/01/2062		2,000	1,955,191
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034(f)		18,215	18,653,783
Series 2023-B 8.125%, 07/01/2028(f)		465	465,452

	Principal Amount (000)		U.S. $ Value

Colorado Educational & Cultural Facilities Authority (Vega Collegiate Academy) Series 2021 5.00%, 02/01/2051(a)	$	3,500	$3,277,810
5.00%, 02/01/2061(a)		2,870	2,621,077
Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049		1,300	934,957
5.00%, 05/15/2058		3,000	2,031,234
Series 2021-B 2.125%, 05/15/2028		1,500	1,443,211
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038		6,600	6,559,517
5.00%, 08/01/2039		1,000	1,036,812
5.00%, 08/01/2044		93,310	94,998,836
Series 2022 5.50%, 11/01/2047		2,500	2,701,199
Series 2022-2 5.00%, 11/01/2040(a) (b)		4,650	5,021,339
5.00%, 11/01/2041(a) (b)		5,075	5,455,388
5.00%, 11/01/2042(a) (b)		3,800	4,060,453
5.25%, 11/01/2052(a) (b)		10,000	10,551,438
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2048		2,100	1,819,130
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054		10,000	10,473,339
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044		7,050	7,266,960
Series 2019-B 3.696%, 11/01/2039		1,525	1,264,114
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(d) (e) (f)		19,590	14,692,500
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046		13,281	11,965,833
Longs Peak Metropolitan District (Longs Peak Metropolitan District) Series 2021 5.25%, 12/01/2051(a)		5,000	4,955,268
Meridian Ranch Metropolitan District 2018 Subdistrict (Meridian Ranch Metropolitan District 2018 Subdistrict) Series 2022 6.25%, 12/01/2037		1,435	1,457,644

	Principal Amount (000)		U.S. $ Value

6.50%, 12/01/2042	$	1,105	$1,124,838
6.75%, 12/01/2052		1,925	1,950,652
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(a)		3,206	3,309,151
Plaza Metropolitan District No. 1 (Plaza Metropolitan District No. 1) Series 2013 5.00%, 12/01/2040(a)		1,500	1,496,228
Public Authority for Colorado Energy (Bank of America Corp.) Series 2008 6.50%, 11/15/2038		16,535	19,784,544
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045(f)		8,010	6,956,444
Regional Transportation District (Denver Transit Partners) Series 2020 5.00%, 01/15/2032		2,300	2,470,271
Riverwalk Metropolitan District No. 2 (Riverwalk Metropolitan District No. 2) Series 2022-A 5.00%, 12/01/2042		4,000	3,677,574
5.00%, 12/01/2052		1,500	1,316,549
Sagebrush Farm Metropolitan District No. 1 (Sagebrush Farm Metropolitan District No. 1) Series 2022-A 6.75%, 12/01/2052		3,500	3,675,186
Spring Hill Metropolitan District No. 3 (Spring Hill Metropolitan District No. 3) Series 2022-A 6.75%, 12/01/2052(a)		667	682,698
St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(a) (g)		1,500	1,088,987
STC Metropolitan District No. 2 (STC Metropolitan District No. 2) Series 2019-A 5.00%, 12/01/2038		940	927,716
5.00%, 12/01/2049		1,000	947,765
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 4.25%, 12/01/2050		2,250	2,041,555
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042		2,215	2,352,723
6.75%, 12/01/2053		11,000	11,647,262
Series 2023 8.375%, 12/15/2054		2,500	2,533,103

	Principal Amount (000)		U.S. $ Value

Vauxmont Metropolitan District (Vauxmont Metropolitan District) AGM Series 2019 3.25%, 12/15/2050	$	555	$450,660
AGM Series 2020 5.00%, 12/01/2033		370	395,780
5.00%, 12/01/2050		435	444,928
Verve Metropolitan District No. 1 (Verve Metropolitan District No. 1) Series 2023 6.50%, 12/01/2043		3,365	3,421,579
6.75%, 12/01/2052		4,000	4,091,006

			346,663,747

Connecticut – 0.5%
City of New Haven CT (City of New Haven CT) AGM Series 2019-A 5.00%, 08/01/2039		1,650	1,709,981
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036		1,000	1,012,176
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015-L 5.00%, 07/01/2045		5,750	5,764,010
Connecticut State Health & Educational Facilities Authority (Sacred Heart University) Series 2017-I1 5.00%, 07/01/2035		1,000	1,028,950
5.00%, 07/01/2037		1,095	1,121,907
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016-A 5.00%, 09/01/2046(a)		1,000	968,405
5.00%, 09/01/2053(a)		1,475	1,384,208
Connecticut State Health & Educational Facilities Authority (University of Hartford/The) Series 2019 4.00%, 07/01/2044		10,710	8,423,852
4.00%, 07/01/2049		3,325	2,536,531
5.00%, 07/01/2033		470	465,904
5.00%, 07/01/2034		295	290,681
Connecticut State Health & Educational Facilities Authority (University of New Haven) Series 2018 5.00%, 07/01/2034		1,000	1,019,414
Series 2018-K1 5.00%, 07/01/2028		765	790,361
5.00%, 07/01/2035		1,055	1,073,006
5.00%, 07/01/2036		2,205	2,238,770

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2037	$	1,085	$1,098,966
5.00%, 07/01/2038		1,980	1,998,749
State of Connecticut (State of Connecticut) Series 2016-E 5.00%, 10/15/2034		4,595	4,707,572
Series 2016-F 5.00%, 10/15/2031		10,205	10,495,808
Series 2017-A 5.00%, 04/15/2032		6,700	6,939,379
5.00%, 04/15/2033		10,985	11,364,838
5.00%, 04/15/2034		4,855	5,012,457
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053		3,900	4,215,996

			75,661,921

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(a)		17,522	18,121,678
Delaware River & Bay Authority (Delaware River & Bay Authority) Series 2021 4.00%, 01/01/2042		550	549,100
Delaware State Economic Development Authority (Newark Charter School) Series 2020 5.00%, 09/01/2050		1,125	1,129,492

			19,800,270

District of Columbia – 0.5%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039		1,000	1,025,606
5.00%, 07/01/2049		2,075	2,084,941
5.00%, 07/01/2054		3,565	3,569,227
District of Columbia (District of Columbia Union Market TIF Area) Series 2024 0.00%, 06/01/2041(a) (g)		1,500	908,358
0.00%, 06/01/2049(a) (g)		2,400	1,417,133
Series 2024-A 5.125%, 06/01/2034(a)		6,580	6,624,595
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042		3,230	3,271,292
5.00%, 07/01/2048		5,350	5,381,084
Series 2017-B 5.00%, 07/01/2037		1,465	1,499,298
5.00%, 07/01/2042		2,000	2,025,568

	Principal Amount (000)		U.S. $ Value

District of Columbia (Rocketship DC Obligated Group) Series 2019 5.00%, 06/01/2056(a)	$	3,255	$3,049,750
Series 2021 5.00%, 06/01/2051(a)		4,345	4,125,347
Series 2024 5.625%, 06/01/2044		1,000	1,031,829
5.75%, 06/01/2054		1,000	1,023,302
6.00%, 06/01/2058		1,000	1,044,774
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055		182,000	18,488,693
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2020-A 5.00%, 10/01/2025		5,000	5,064,168
Series 2021-A 5.00%, 10/01/2046		7,400	7,578,830
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037		10,000	5,921,796

			75,135,591

Florida – 5.7%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047		985	947,155
Cape Coral Health Facilities Authority (Gulf Care Obligated Group) Series 2015 5.875%, 07/01/2040(a)		1,400	1,036,499
6.00%, 07/01/2045(a)		1,215	895,317
6.00%, 07/01/2050(a)		2,895	2,121,117
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2026		2,000	2,042,888
5.00%, 10/01/2029		1,650	1,732,881
5.00%, 10/01/2032		1,000	1,050,371
5.00%, 10/01/2033		1,050	1,098,486
Capital Projects Finance Authority/FL (IDEA Lakeland) Series 2023 7.00%, 06/15/2030(a)		12,790	13,236,691

	Principal Amount (000)		U.S. $ Value

Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2054(a)	$	1,200	$1,167,514
5.00%, 06/15/2064(a)		1,890	1,802,835
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(a) (g)		31,980	4,536,082
5.00%, 06/01/2049(a)		5,690	5,620,955
5.00%, 06/01/2054(a)		1,000	979,280
5.00%, 06/01/2058(a)		6,480	6,268,368
5.25%, 06/01/2034(a)		1,500	1,587,129
5.25%, 06/01/2039(a)		1,500	1,566,383
5.25%, 06/01/2044(a)		2,750	2,809,400
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)		1,300	987,044
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(a)		83,000	5,567,308
3.375%, 07/01/2031(a)		1,145	1,099,154
5.00%, 07/01/2056(a)		45,885	43,537,404
Capital Trust Agency, Inc. (Southeastern University Obligated Group) Series 2023 6.00%, 05/01/2043(a)		2,000	2,051,455
6.25%, 05/01/2048(a)		2,500	2,572,030
6.375%, 05/01/2053(a)		4,500	4,640,531
Capital Trust Agency, Inc. (Team Success A School of Excellence) Series 2020 5.00%, 06/01/2045(a)		1,615	1,461,787
5.00%, 06/01/2055(a)		3,250	2,778,206
Series 2022 5.50%, 06/01/2057(a)		4,000	3,683,647
Capital Trust Authority (IDEA Florida, Inc.) Series 2023-A 6.25%, 06/15/2053(a)		6,250	6,494,167
6.375%, 06/15/2058(a)		4,000	4,169,842
Capital Trust Authority (Mason Classical Academy) Series 2024 5.00%, 06/01/2064(a)		4,250	4,060,097
City of Jacksonville FL (Genesis Health Obligated Group) Series 2020 4.00%, 11/01/2039		1,650	1,564,927
4.00%, 11/01/2045		2,500	2,271,250
5.00%, 11/01/2050		8,625	8,643,789
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.25%, 06/01/2052		2,955	2,987,178

	Principal Amount (000)		U.S. $ Value

5.375%, 06/01/2057	$	1,000	$1,015,179
5.625%, 06/01/2062		7,965	8,174,155
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Foundation) Series 2017 5.00%, 08/15/2037		8,405	8,620,190
5.00%, 08/15/2047		6,125	6,204,816
City of Tallahassee FL (Tallahassee Memorial HealthCare) Series 2016 5.00%, 12/01/2055		3,535	3,347,669
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2036		700	433,549
Zero Coupon, 09/01/2037		700	412,247
Zero Coupon, 09/01/2040		980	490,637
Zero Coupon, 09/01/2041		1,000	470,493
Zero Coupon, 09/01/2045		1,850	694,388
Zero Coupon, 09/01/2049		1,350	404,762
City of Venice FL (Southwest Florida Retirement Center Obligated Group) Series 2024 5.50%, 01/01/2055(a)		1,000	1,013,213
5.625%, 01/01/2060(a)		1,800	1,831,225
Collier County Industrial Development Authority (NCH Healthcare System Obligated Group) Series 2024 5.00%, 10/01/2054		6,500	6,957,580
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2050		5,000	5,007,841
5.75%, 08/15/2055		3,905	3,879,323
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2042		5,500	5,917,735
5.25%, 10/01/2044		4,685	5,005,969
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2015-A 5.00%, 10/01/2031		1,100	1,106,543
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.25%, 10/01/2052		7,900	8,098,268
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2035		1,000	640,623
Zero Coupon, 10/01/2036		860	525,118
Zero Coupon, 10/01/2037		1,390	804,966
Zero Coupon, 10/01/2038		1,185	650,018
Zero Coupon, 10/01/2039		1,610	835,302

	Principal Amount (000)		U.S. $ Value

County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	$	650	$646,968
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044		4,000	3,987,366
6.125%, 06/01/2054		5,000	4,937,766
6.25%, 06/01/2059		4,000	3,989,459
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2039(a)		1,435	1,388,413
5.00%, 04/01/2051(a)		11,645	10,770,217
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023-2 5.00%, 07/01/2030(a) (b)		52,000	56,304,108
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(a)		2,780	3,015,801
Series 2023-B 6.45%, 05/01/2027(a)		7,665	7,825,927
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 5.00%, 08/15/2032(a)		460	454,294
5.25%, 08/15/2037(a)		1,390	1,355,065
5.625%, 08/15/2042(a)		1,520	1,486,028
5.875%, 08/15/2052(a)		5,000	4,883,260
6.00%, 08/15/2057(a)		1,000	985,899
Florida Development Finance Corp. (Brightline Trains Florida) AGM Series 2024 5.00%, 07/01/2044		10,000	10,273,783
5.25%, 07/01/2053		12,900	13,392,074
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2032(a)		925	949,250
5.00%, 10/01/2042(a)		4,815	4,818,638
5.125%, 10/01/2052(a)		4,120	4,027,363
5.25%, 10/01/2056(a)		4,825	4,765,911
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(a)		1,000	851,630
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(a)		18,800	18,937,605

	Principal Amount (000)		U.S. $ Value

Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2040	$	3,150	$3,177,922
Series 2022-A 4.00%, 06/15/2042		1,000	908,084
5.00%, 06/15/2047		2,470	2,473,976
Florida Development Finance Corp. (Mayflower Retirement Center Obligated Group) Series 2020 5.25%, 06/01/2050(a)		5,000	4,926,598
5.25%, 06/01/2055(a)		5,500	5,332,485
Series 2021 4.00%, 06/01/2041(a)		830	727,418
Florida Development Finance Corp. (Parrish Charter Academy) Series 2023 6.25%, 04/23/2058(a)		7,635	7,645,894
Florida Development Finance Corp. (Renaissance Charter School Series 2020A/B Obligated Group) Series 2021 5.375%, 06/15/2040		1,000	1,003,404
Florida Development Finance Corp. (Renaissance Charter School) Series 2023 6.75%, 06/15/2053(a)		5,750	6,202,942
Florida Development Finance Corp. (River City Education Obligated Group) Series 2021 4.00%, 07/01/2035		925	901,586
Series 2022 5.00%, 07/01/2042		2,225	2,265,598
5.00%, 07/01/2051		1,045	1,042,473
5.00%, 02/01/2057		1,725	1,701,968
5.00%, 07/01/2057		740	730,037
Florida Development Finance Corp. (Seaside School Consortium) Series 2022 6.00%, 06/15/2057		7,000	7,319,026
Florida Development Finance Corp. (SFP - Tampa I LLC) Series 2024 5.00%, 06/01/2044(a)		3,275	3,275,497
5.25%, 06/01/2054(a)		5,550	5,554,846
5.25%, 06/01/2059(a)		7,900	7,853,074
6.50%, 06/01/2059(a)		3,800	3,802,973
Florida Development Finance Corp. (United Cerebral Palsy of Central Florida) Series 2020 5.00%, 06/01/2050		1,950	1,765,636
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology) Series 2019 4.00%, 10/01/2037		1,000	935,676
5.00%, 10/01/2031		1,235	1,284,595

	Principal Amount (000)		U.S. $ Value

Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design) Series 2017 5.00%, 03/01/2032	$	265	$270,707
5.00%, 03/01/2034		2,395	2,436,359
5.00%, 03/01/2042		2,785	2,801,533
5.00%, 03/01/2047		1,950	1,952,418
Series 2019 5.00%, 03/01/2044		1,065	1,070,571
5.00%, 03/01/2049		10,425	10,425,772
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		2,700	2,561,755
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2034		2,000	2,099,030
5.00%, 10/01/2036		5,000	5,225,891
5.00%, 10/01/2044		13,000	13,301,517
5.00%, 10/01/2049		4,500	4,577,629
5.00%, 10/01/2054		4,000	4,046,954
Series 2022-2 5.00%, 10/01/2031(a) (b)		4,350	4,483,994
5.00%, 10/01/2032(a) (b)		1,500	1,544,055
5.00%, 10/01/2034(a) (b)		2,150	2,207,545
5.00%, 10/01/2035(a) (b)		3,500	3,588,756
5.00%, 10/01/2036(a) (b)		4,000	4,095,897
Series 2024 5.00%, 10/01/2035		4,250	4,639,547
5.00%, 10/01/2038		11,320	12,183,912
5.25%, 10/01/2044		6,315	6,752,777
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2024 4.25%, 06/01/2054		2,250	2,104,748
Highlands County Health Facilities Authority (Highlands County Health Facilities Authority) 6.00%, 04/01/2038(d) (e)		1,229	86,038
Series 2018 6.25%, 04/01/2049(d) (e)		1,462	102,346
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2042		4,500	4,897,516
5.25%, 10/01/2044		11,475	12,383,181
5.50%, 10/01/2054		27,170	29,355,481
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 4.125%, 11/15/2051		14,000	13,149,422
5.50%, 11/15/2054		13,500	14,821,327

	Principal Amount (000)		U.S. $ Value

Jacksonville Transportation Authority (Jacksonville Transportation Authority Fuel Tax) Series 2025 5.00%, 08/01/2026(l)	$	1,785	$1,825,718
5.00%, 08/01/2028(l)		2,750	2,900,134
5.00%, 08/01/2029(l)		1,000	1,068,358
5.00%, 08/01/2034(l)		1,440	1,600,915
5.00%, 08/01/2036(l)		1,750	1,949,335
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship Dist Series 2019 Assmnt Northeast Sector Phase 1B) Series 2018 5.30%, 05/01/2039		1,000	1,026,606
5.45%, 05/01/2048		1,525	1,554,528
Lakewood Ranch Stewardship District (Lakewood Ranch Stewardship District Series 2023 Assessment) Series 2023 6.125%, 05/01/2043		2,220	2,350,553
6.30%, 05/01/2054		4,160	4,377,817
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052		1,350	1,238,488
5.25%, 10/01/2057		3,650	3,304,852
Lee County Industrial Development Authority/FL (Shell Point Obligated Group) Series 2024 5.25%, 11/15/2044		2,525	2,671,952
5.25%, 11/15/2054		1,000	1,035,893
Series 2024-C 5.00%, 11/15/2054		5,000	5,070,742
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015-A 5.00%, 05/01/2032		1,130	1,131,571
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida Obligated Group) Series 2014 5.00%, 11/15/2039		2,000	2,000,426
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.25%, 04/01/2048		10,000	10,789,526
Miami-Dade County Expressway Authority (Miami-Dade County Expressway Authority) Series 2014-A 5.00%, 07/01/2034		4,000	4,005,315
Miami-Dade County Housing Finance Authority (Wynwood Works LLC) Series 2023-A 5.70%, 06/01/2052(a)		6,875	6,942,861
Series 2023-B 5.78%, 06/01/2027(a)		3,640	3,655,629

	Principal Amount (000)		U.S. $ Value

Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.00%, 07/01/2037(a)	$	525	$532,756
5.25%, 07/01/2042(a)		770	782,240
5.25%, 07/01/2052(a)		2,435	2,440,805
5.50%, 07/01/2061(a)		4,375	4,425,155
Mid-Bay Bridge Authority (Mid-Bay Bridge Authority) Series 2015-A 5.00%, 10/01/2028		1,600	1,614,062
5.00%, 10/01/2040		2,000	2,009,278
Series 2015-C 5.00%, 10/01/2035		1,750	1,761,982
5.00%, 10/01/2040		1,000	1,003,925
Middleton Community Development District A (Middleton Community Development District A Series 2022 Phase I Special Assmnt) Series 2022 6.20%, 05/01/2053		3,470	3,662,901
North Broward Hospital District (North Broward Hospital District) Series 2017-B 5.00%, 01/01/2037		4,070	4,185,467
5.00%, 01/01/2042		10,510	10,698,170
5.00%, 01/01/2048		10,645	10,763,538
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042		6,020	5,626,281
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041		1,030	923,436
4.00%, 10/01/2051		4,330	3,575,925
Series 2024 5.00%, 10/01/2043		2,260	2,287,038
5.25%, 10/01/2053		2,850	2,872,357
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2020 5.00%, 06/01/2055		2,880	2,764,385
Series 2022 4.25%, 06/01/2056		5,825	4,874,578
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(a)		1,800	2,348,203
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2022 5.00%, 11/01/2038		400	415,125

	Principal Amount (000)		U.S. $ Value

5.00%, 11/01/2039	$	685	$707,153
5.00%, 11/01/2040		650	668,089
5.00%, 11/01/2041		2,330	2,382,744
5.00%, 11/01/2042		500	509,413
5.00%, 11/01/2047		13,835	13,943,161
5.00%, 11/01/2052		19,480	19,484,732
Pinellas County Industrial Development Authority (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2019 5.00%, 07/01/2029		1,055	1,070,405
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039		6,620	6,654,200
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a) (d) (e)		3,805	3,372,236
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities Obligated Group) Series 2020 4.00%, 08/01/2055		5,300	4,522,162
Village Community Development District No. 13 (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts) Series 2020 3.50%, 05/01/2051(a)		4,820	3,835,045
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.00%, 05/01/2029		950	915,880
3.375%, 05/01/2034		1,425	1,341,547
3.55%, 05/01/2039		2,480	2,251,716
3.70%, 05/01/2050		9,475	7,871,129
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053		2,160	2,232,229
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.00%, 05/01/2043(a)		1,250	1,278,469
5.25%, 05/01/2054(a)		2,140	2,190,068
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2024 Special Assessment) Series 2024 4.80%, 05/01/2055(a)		1,000	978,464

			825,933,855

	Principal Amount (000)		U.S. $ Value

Georgia – 4.2%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(a) (g)	$	39,450	$33,881,558
Series 2024-A 5.00%, 04/01/2034(a)		3,250	3,278,044
5.50%, 04/01/2039(a)		10,500	10,757,855
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,635	1,699,537
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2019-B 5.00%, 07/01/2044		9,000	9,180,689
Series 2022-B 5.00%, 07/01/2047		10,000	10,298,514
5.00%, 07/01/2052		10,000	10,255,093
City of Atlanta GA Water & Wastewater Revenue (Prerefunded - US Treasuries) Series 2015 5.00%, 11/01/2043		6,000	6,034,034
Clarke County Hospital Authority (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2031		2,500	2,558,739
Development Authority for Fulton County (Piedmont Healthcare Obligated Group) Series 2016-A 5.00%, 07/01/2032		2,000	2,042,854
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 5.00%, 07/01/2032		1,205	1,244,712
5.00%, 07/01/2033		2,370	2,445,201
5.00%, 07/01/2035		4,945	5,084,094
5.00%, 07/01/2037		2,335	2,393,483
Development Authority of Monroe County (The) (Georgia Power Co.) Series 2023 3.875%, 10/01/2048		5,000	5,041,918
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2032		750	816,905
5.00%, 10/01/2034		750	824,959
5.00%, 10/01/2035		825	903,590
5.00%, 10/01/2036		900	981,582
5.00%, 10/01/2044		1,000	1,046,763
5.25%, 10/01/2049		12,550	13,298,742
5.25%, 10/01/2054		14,635	15,400,507
Fayette County Hospital Authority/GA (Piedmont Healthcare Obligated Group) Series 2016 5.00%, 07/01/2034		1,620	1,650,797

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2035	$	6,355	$6,472,824
5.00%, 07/01/2036		2,735	2,783,992
George L Smith II Congress Center Authority (George L Smith II Congress Center Authority) Series 2021 4.00%, 01/01/2054		1,885	1,660,056
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043		10,880	10,823,652
5.00%, 08/01/2047		1,800	1,747,488
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)		37,500	37,202,332
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-B 5.00%, 12/01/2052		12,195	12,646,237
Series 2023-A 5.00%, 06/01/2053		6,750	7,034,891
Series 2023-D 5.00%, 05/01/2054		55,235	57,652,382
Series 2024-C 5.00%, 12/01/2054		23,805	25,014,244
Series 2024-E 5.00%, 05/01/2055		26,820	28,329,599
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2033		5,000	5,161,819
5.00%, 05/15/2043		15,500	15,882,917
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.615% (SOFR + 1.70%), 12/01/2053(c)		25,000	25,796,870
Series 2023-B 5.00%, 07/01/2053		11,720	12,371,748
Series 2023-C 5.00%, 09/01/2053		24,815	26,287,130
Series 2024-A 5.00%, 05/01/2054		35,000	37,092,860
Series 2024-B 5.00%, 12/01/2054		44,070	47,047,532
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054		26,300	27,913,921
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2019 5.00%, 01/01/2038		675	702,126
5.00%, 01/01/2039		1,215	1,250,698
5.00%, 01/01/2048		2,460	2,480,831
5.00%, 01/01/2049		5,000	5,093,623
5.00%, 01/01/2056		4,655	4,717,431
5.00%, 01/01/2059		6,270	6,285,376

	Principal Amount (000)		U.S. $ Value

Series 2022 4.50%, 07/01/2063	$	15,000	$14,469,318
5.00%, 07/01/2052		12,000	12,406,429
Series 2023 5.50%, 07/01/2064		10,200	10,837,594
Series 2024 5.25%, 01/01/2049		5,645	6,046,251
AGM Series 2023 5.00%, 07/01/2039		1,000	1,086,450
5.00%, 07/01/2048		1,570	1,652,995
5.00%, 07/01/2055		3,200	3,322,736
5.00%, 07/01/2064		6,055	6,287,240

			606,681,762

Guam – 0.4%
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(a)		6,595	6,572,643
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-A 5.00%, 01/01/2050		3,790	3,876,101
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043		3,300	3,418,760
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029		1,310	1,341,109
5.00%, 12/01/2030		4,160	4,257,929
5.00%, 12/01/2032		3,545	3,621,606
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2029		13,375	13,501,960
Series 2015-D 5.00%, 11/15/2033		3,570	3,597,566
5.00%, 11/15/2035		8,945	9,003,263
Series 2021-F 4.00%, 01/01/2036		4,050	3,956,930
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031		1,510	1,534,614

			54,682,481

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2032(l)		3,950	4,428,342
5.00%, 07/01/2033(l)		6,750	7,638,982
5.00%, 07/01/2034(l)		4,875	5,562,880

	Principal Amount (000)		U.S. $ Value

5.00%, 07/01/2036(l)	$	3,375	$3,856,957

			21,487,161

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.00%, 11/01/2048		4,500	4,844,681
7.125%, 11/01/2057		7,495	8,086,398
Idaho Housing & Finance Association (Battelle Energy Alliance) Series 2010-A 7.00%, 02/01/2036		200	200,376

			13,131,455

Illinois – 6.3%
Bellwood Municipal Housing Corp. (Village of Bellwood IL) Series 2024 6.375%, 12/01/2059(a)		6,450	6,269,379
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042		6,635	6,582,752
Series 2015-C 5.25%, 12/01/2035		2,790	2,790,081
5.25%, 12/01/2039		8,080	8,047,763
Series 2015-E 5.125%, 12/01/2032		1,000	1,000,201
Series 2016-A 7.00%, 12/01/2044		1,400	1,423,738
Series 2016-B 6.50%, 12/01/2046		1,900	1,950,192
Series 2017-A 7.00%, 12/01/2046(a)		4,000	4,224,220
Series 2017-B 7.00%, 12/01/2042(a)		5,000	5,308,453
Series 2017-G 5.00%, 12/01/2034		4,150	4,191,341
Series 2017-H 5.00%, 12/01/2036		900	905,738
Series 2018-A 5.00%, 12/01/2026		5,430	5,502,874
5.00%, 12/01/2027		6,300	6,445,600
Series 2019-A 5.00%, 12/01/2029		2,950	3,042,649
5.00%, 12/01/2030		5,120	5,256,627
Series 2019-B 5.00%, 12/01/2030		935	959,950
5.00%, 12/01/2031		1,030	1,056,165
5.00%, 12/01/2032		635	648,667
5.00%, 12/01/2033		500	509,354
Series 2021-A 5.00%, 12/01/2032		2,400	2,474,022
5.00%, 12/01/2033		4,510	4,635,331
5.00%, 12/01/2036		1,210	1,231,705
5.00%, 12/01/2038		7,730	7,818,394

	Principal Amount (000)		U.S. $ Value

5.00%, 12/01/2039	$	2,000	$2,017,962
5.00%, 12/01/2040		1,750	1,764,254
5.00%, 12/01/2041		7,765	7,804,187
Series 2021-B 5.00%, 12/01/2036		1,000	1,017,938
Series 2022-B 4.00%, 12/01/2041		5,765	5,206,401
Series 2023 5.00%, 04/01/2045		1,500	1,540,164
5.25%, 04/01/2033		1,250	1,370,868
5.25%, 04/01/2034		1,000	1,091,930
5.50%, 04/01/2042		5,000	5,355,746
Series 2023-A 5.875%, 12/01/2047		19,500	20,858,709
6.00%, 12/01/2049		36,165	38,934,396
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2016-B 5.00%, 01/01/2034		5,000	5,065,176
Series 2016-C 5.00%, 01/01/2035		1,625	1,645,427
5.00%, 01/01/2038		7,625	7,707,547
Series 2017-B 5.00%, 01/01/2036		12,000	12,318,776
5.00%, 01/01/2037		14,800	15,178,374
Series 2022 4.50%, 01/01/2048		10,750	10,600,400
4.625%, 01/01/2053		10,000	9,812,063
5.00%, 01/01/2055		4,400	4,445,559
Series 2022-2 5.50%, 01/01/2055(a) (b)		19,000	19,988,762
Series 2024-A 5.25%, 01/01/2041		2,150	2,314,210
5.25%, 01/01/2042		2,450	2,624,243
5.25%, 01/01/2043		2,625	2,799,453
5.50%, 01/01/2044		2,625	2,865,746
5.50%, 01/01/2059		19,500	20,783,116
Series 2024-C 5.00%, 01/01/2033		11,000	11,878,525
5.25%, 01/01/2045		1,000	1,062,566
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033		1,395	1,436,326
5.00%, 07/01/2038		1,500	1,529,820
5.00%, 07/01/2048		5,000	5,013,674
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2020-A 5.00%, 12/01/2045		5,000	5,108,044
5.00%, 12/01/2055		6,000	6,084,414
Series 2024-A 5.00%, 12/01/2049		6,000	6,317,884

	Principal Amount (000)		U.S. $ Value

City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052(d) (e)	$	1,050	$618,269
Eastern Illinois Economic Development Authority (City of Mattoon IL Sales & Hotel Tax) Series 2023 5.00%, 11/01/2033		1,000	1,006,537
6.00%, 05/01/2046		3,580	3,646,364
Illinois Finance Authority (Acero Charter Schools Obligated Group) Series 2021 4.00%, 10/01/2035(a)		1,280	1,227,381
4.00%, 10/01/2042(a)		4,150	3,692,697
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2041		2,835	2,888,865
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2046		2,000	1,741,340
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(a)		24,150	23,803,013
Illinois Finance Authority (DePaul College Prep) Series 2023 4.30%, 08/01/2028(a)		1,220	1,228,304
4.50%, 08/01/2033(a)		1,275	1,312,418
5.25%, 08/01/2038(a)		3,895	4,179,664
5.50%, 08/01/2043(a)		4,485	4,777,713
5.625%, 08/01/2053(a)		7,250	7,623,670
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035		1,000	899,654
4.00%, 09/01/2037		1,130	990,871
4.00%, 09/01/2039		2,000	1,705,898
4.00%, 09/01/2041		6,625	5,493,063
5.00%, 09/01/2036		2,095	2,059,160
5.00%, 09/01/2038		5,930	5,754,970
5.00%, 09/01/2040		2,285	2,180,377
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.25%, 10/01/2052		1,500	1,503,359
5.50%, 10/01/2042		1,045	1,082,896
5.50%, 10/01/2047		1,000	1,025,386
Illinois Finance Authority (LRS Holdings LLC) Series 2023 7.375%, 09/01/2042(a)		23,500	27,185,886
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060		3,489	1,861,465

	Principal Amount (000)		U.S. $ Value

Illinois Finance Authority (Plymouth Place Obligated Group) Series 2022 6.50%, 05/15/2042	$	2,000	$2,162,170
6.50%, 05/15/2047		2,000	2,140,937
6.625%, 05/15/2052		1,910	2,044,468
6.75%, 05/15/2058		1,765	1,889,143
Illinois Finance Authority (Prerefunded - US Treasuries) Series 2015 5.25%, 05/15/2050		2,000	2,012,846
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-A 5.00%, 08/01/2042		1,000	1,007,102
5.00%, 08/01/2047		2,475	2,478,758
Series 2017-C 5.00%, 08/01/2046		2,900	2,907,562
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035		4,750	4,777,103
Illinois Finance Authority (University of Illinois) Series 2020 4.00%, 10/01/2050		3,615	3,183,912
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2044		10,890	8,875,573
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038		1,675	1,723,281
Series 2024 5.67%, 11/01/2038(f)		16,210	15,994,021
Illinois Housing Development Authority (Illinois Housing Development Authority) Series 2024-H 4.00%, 01/01/2042		19,245	18,513,725
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2015-A 5.00%, 01/01/2031		1,500	1,510,539
5.00%, 01/01/2032		1,625	1,636,241
Series 2015-B 5.00%, 01/01/2036		2,850	2,888,784
Series 2016-B 5.00%, 01/01/2041		3,450	3,486,669
Series 2019-A 5.00%, 01/01/2026		12,735	12,986,698
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045		13,300	13,356,409
Series 2017 0.00%, 12/15/2042(g)		1,400	1,030,114

	Principal Amount (000)		U.S. $ Value

Series 2017-A 5.00%, 06/15/2057	$	4,000	$4,035,921
Series 2017-B
Zero Coupon, 12/15/2054		9,850	2,244,822
Series 2020 5.00%, 06/15/2050		38,345	39,204,250
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund Lease) Series 2020 5.00%, 06/15/2042		2,675	2,795,181
Metropolitan Pier & Exposition Authority (State of Illinois McCormick Place Expansion Project Fund) Series 2012 Zero Coupon, 12/15/2041		9,400	4,496,446
Zero Coupon, 12/15/2051		11,385	3,051,706
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035		10,108	10,803,533
Series 2016 5.00%, 02/01/2027		19,125	19,793,310
5.00%, 02/01/2029		5,945	6,140,472
5.00%, 11/01/2032		5,245	5,376,584
5.00%, 11/01/2035		8,000	8,179,110
Series 2017-A 5.00%, 12/01/2028		2,700	2,824,628
5.00%, 12/01/2034		2,585	2,684,236
Series 2017-C 5.00%, 11/01/2029		4,335	4,532,803
Series 2017-D 5.00%, 11/01/2026		16,070	16,569,984
5.00%, 11/01/2028		8,450	8,832,128
Series 2018-A 5.00%, 10/01/2028		1,710	1,811,330
5.00%, 10/01/2029		1,030	1,090,046
5.00%, 05/01/2030		2,185	2,297,836
Series 2019-B 4.00%, 11/01/2033		9,500	9,604,851
4.00%, 11/01/2036		16,375	16,353,586
4.00%, 11/01/2037		16,920	16,774,903
5.00%, 11/01/2030		8,225	8,827,448
Series 2020 5.50%, 05/01/2030		2,750	2,938,771
5.75%, 05/01/2045		2,500	2,702,816
Series 2020-B 5.00%, 10/01/2030		2,000	2,172,480
Series 2021-A 5.00%, 12/01/2030		9,955	10,834,444
Series 2022-A 5.25%, 03/01/2037		2,500	2,753,482
5.50%, 03/01/2042		12,610	13,799,957
5.50%, 03/01/2047		4,500	4,850,984
Series 2022-B 5.25%, 10/01/2037		13,000	14,369,579

	Principal Amount (000)		U.S. $ Value

Series 2022-C 5.50%, 10/01/2045	$	19,000	$20,678,851
Series 2023-B 5.00%, 05/01/2036		5,000	5,446,822
5.25%, 05/01/2041		2,750	2,975,741
5.25%, 05/01/2042		5,000	5,389,675
5.25%, 05/01/2043		2,500	2,683,747
5.50%, 05/01/2047		5,000	5,395,716
Series 2023-C 5.00%, 05/01/2033		15,000	16,500,928
Series 2023-D 5.00%, 07/01/2036		5,000	5,452,964
Series 2024 5.00%, 02/01/2037		16,130	17,896,580
Series 2024-A 5.257%, 05/01/2030		10,000	10,141,219
5.277%, 05/01/2031		2,000	2,021,803
Series 2024-B 4.25%, 05/01/2046		4,750	4,511,721
5.00%, 05/01/2039		3,000	3,275,426
5.00%, 05/01/2040		5,000	5,427,225
5.25%, 05/01/2043		3,085	3,363,588
5.25%, 05/01/2044		6,000	6,510,163
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2024-C 5.00%, 06/15/2040		1,525	1,633,777
Village of Antioch IL Special Service Areas No. 1 & 2 (Village of Antioch IL Special Service Areas No. 1 & 2) Series 2016-A 4.50%, 03/01/2033		2,674	2,557,409
Series 2016-B 7.00%, 03/01/2033		1,270	1,257,099
Village of Pingree Grove IL Special Service Area No. 7 (Village of Pingree Grove IL Special Service Area No. 7) Series 2015 4.50%, 03/01/2025		173	173,004
5.00%, 03/01/2036		2,957	2,908,831
Series 2015-B 6.00%, 03/01/2036		746	746,140

			921,609,187

Indiana – 1.6%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)		1,243	124
City of Valparaiso IN (Pratt Paper IN LLC) Series 2024 4.50%, 01/01/2034(a)		1,755	1,785,230
4.875%, 01/01/2044(a)		1,550	1,581,057
5.00%, 01/01/2054(a)		8,000	8,099,045

		Principal Amount (000)	U.S. $ Value

City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	$	10,000	$10,240,720
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051		3,905	3,930,744
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(a)		30,305	4,869,623
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2036		1,440	1,626,359
5.00%, 10/01/2038		1,220	1,362,039
5.00%, 10/01/2040		1,000	1,101,249
5.00%, 10/01/2041		1,500	1,635,444
5.00%, 10/01/2042		1,435	1,553,923
5.00%, 10/01/2043		1,550	1,667,997
5.00%, 10/01/2044		1,600	1,713,856
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2037		2,620	2,492,431
4.00%, 04/01/2039		1,630	1,518,494
4.00%, 04/01/2041		2,305	2,093,437
4.00%, 04/01/2042		2,400	2,155,699
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043		6,700	5,975,311
Series 2023-2 4.00%, 11/15/2025		985	979,373
4.00%, 11/15/2028		1,000	988,833
4.00%, 11/15/2029		1,000	989,195
4.00%, 11/15/2037		1,800	1,725,245
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030		1,000	1,000,322
Indiana Finance Authority (Ohio Valley Electric) Series 2020 3.00%, 11/01/2030		11,725	11,179,330
Series 2020-A 3.00%, 11/01/2030		7,290	6,950,731
Series 2021-B 2.50%, 11/01/2030		5,065	4,650,920
Series 2022-A 4.25%, 11/01/2030		3,000	3,070,220
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-A 5.00%, 11/01/2054(a)		10,000	10,470,382
Series 2024-B 3.755% (SOFR + 0.71%), 11/01/2046(c) (f)		32,030	32,176,457

		Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2049	$	3,000	$3,017,424
5.00%, 07/01/2054		1,400	1,407,949
5.00%, 07/01/2059		1,000	993,514
5.25%, 07/01/2064		1,250	1,264,786
Indiana Finance Authority (University of Evansville) Series 2022 5.00%, 09/01/2029		1,755	1,815,455
5.00%, 09/01/2030		1,845	1,916,191
5.00%, 09/01/2031		1,935	2,012,974
5.00%, 09/01/2032		2,035	2,114,714
5.25%, 09/01/2037		3,415	3,539,784
5.25%, 09/01/2044		10,000	10,057,922
5.25%, 09/01/2057		5,995	5,916,484
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.00%, 04/01/2031(a)		660	630,683
5.25%, 04/01/2041(a)		5,325	4,681,649
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043		6,670	7,130,973
6.00%, 03/01/2053		9,200	9,807,194
6.125%, 03/01/2057		10,930	11,663,190
Series 2023-F 7.75%, 03/01/2067		10,750	12,041,461
BAM Series 2023 5.25%, 03/01/2067		16,800	17,761,839

			227,357,976

Iowa – 0.5%
Iowa Finance Authority (Prerefunded - US Treasuries) Series 2022 5.00%, 12/01/2050		35,950	41,088,025
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031		3,875	3,670,325
4.00%, 12/01/2041		7,810	6,560,154
4.00%, 12/01/2046		5,225	4,169,990
4.00%, 12/01/2051		9,340	7,206,564
Iowa Higher Education Loan Authority (Des Moines University Osteopathic Medical Center) Series 2022 5.375%, 10/01/2052		1,600	1,649,583
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051		7,160	6,549,120

		Principal Amount (000)	U.S. $ Value

Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2049	$	4,000	$3,601,394

			74,495,155

Kansas – 0.5%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026		18,800	18,864,651
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(a)		1,775	1,827,088
6.50%, 11/15/2042(a)		13,650	13,954,937
City of Topeka KS (Congregational Home Obligated Group) Series 2022-A 5.75%, 12/01/2033		3,295	3,382,037
6.25%, 12/01/2042		2,920	3,030,068
6.50%, 12/01/2052		6,000	6,182,314
Kansas Development Finance Authority (State of Kansas Lease) Series 2021-K 2.39%, 05/01/2036		8,000	6,068,430
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2035		2,085	2,123,300
5.00%, 03/01/2037		2,070	2,100,145
5.00%, 03/01/2039		2,325	2,347,541
5.00%, 03/01/2044		1,000	1,002,853
5.00%, 03/01/2049		5,875	5,848,238
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Govt Sales Tax) Series 2018 4.50%, 06/01/2040		1,225	1,199,957

			67,931,559

Kentucky – 2.0%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2035		930	897,690
City of Henderson KY (Pratt Paper KY LLC) Series 2022 4.45%, 01/01/2042(a)		9,000	8,896,547
County of Trimble KY (Louisville Gas & Electric) Series 2017 3.75%, 06/01/2033		6,955	6,998,709
Series 2020 1.30%, 09/01/2044		8,500	7,783,466

		Principal Amount (000)	U.S. $ Value

Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2049	$	4,500	$4,710,586
5.25%, 01/01/2054		13,750	14,289,760
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2034		1,500	1,551,426
5.00%, 08/15/2035		3,085	3,183,271
5.00%, 08/15/2037		1,550	1,591,394
5.00%, 08/15/2041		6,905	7,020,849
5.00%, 08/15/2046		2,740	2,768,341
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027		4,000	4,000,750
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044		9,040	9,203,617
5.00%, 08/01/2049		7,660	7,737,763
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042		1,685	1,412,335
5.50%, 11/15/2045		710	588,383
Series 2016 5.00%, 05/15/2031		2,000	1,919,699
Series 2016-A 5.00%, 05/15/2046		1,100	903,871
5.00%, 05/15/2051		2,000	1,582,934
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2015 5.25%, 06/01/2050		24,090	24,102,086
Series 2017-A 5.00%, 06/01/2031		2,000	2,048,578
5.00%, 06/01/2032		3,500	3,580,488
5.00%, 06/01/2037		4,325	4,398,683
5.00%, 06/01/2041		3,300	3,330,857
5.25%, 06/01/2041		7,625	7,737,919
Series 2017-B 5.00%, 06/01/2040		5,000	5,055,478
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035		2,265	2,195,563
5.75%, 11/15/2045		3,350	3,063,950
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(a)		2,665	2,665,198
5.75%, 11/01/2040(a)		12,370	12,564,046
Series 2022-B 6.75%, 11/01/2040(a)		2,050	2,080,774

		Principal Amount (000)	U.S. $ Value

Kentucky Public Energy Authority (BP PLC) Series 2024-B 5.00%, 01/01/2055	$	61,785	$65,734,248
Kentucky Public Energy Authority (Goldman Sachs Group) Series 2024-A 5.00%, 05/01/2055		14,815	15,527,246
Kentucky Public Energy Authority (Morgan Stanley) Series 2019-C 4.00%, 02/01/2050		3,170	3,177,879
Series 2023-A 4.895% (SOFR + 1.98%), 04/01/2054(c)		25,000	25,000,000
5.25%, 04/01/2054		10,000	10,755,757
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033		8,205	8,391,869
Series 2020 5.00%, 10/01/2047		1,965	2,095,505
Series 2020-A 5.00%, 10/01/2038		965	998,057

			291,545,572

Louisiana – 1.8%
Jefferson Sales Tax District (Jefferson Sales Tax District) AGM Series 2017-B 5.00%, 12/01/2034		1,000	1,039,976
5.00%, 12/01/2036		2,400	2,483,502
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2022 4.475%, 08/01/2039		10,000	9,214,723
Series 2023 5.048%, 12/01/2034		10,000	9,945,092
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2035		2,100	2,103,282
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2020-2 5.00%, 10/01/2036(a) (b)		8,985	9,263,377
5.00%, 10/12/2036(a) (b)		8,460	8,681,144
5.00%, 10/01/2037(a) (b)		5,000	5,117,681
5.00%, 10/01/2044(a) (b)		5,155	5,216,078

		Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.00%, 09/01/2066	$	55,000	$55,709,736
5.50%, 09/01/2054		16,250	17,264,213
5.75%, 09/01/2064		48,500	52,468,517
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 5.625%, 06/01/2037(a)		415	427,746
6.25%, 06/01/2062(a)		1,425	1,467,533
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d) (e)		2,750	27
Series 2014-A 7.50%, 07/01/2023(d) (m)		1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059		10,270	10,326,184
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042		1,500	1,521,390
5.00%, 07/01/2047		6,515	6,572,217
5.00%, 07/01/2052		7,300	7,344,491
5.00%, 07/01/2057		2,250	2,257,008
Louisiana Public Facilities Authority (Prerefunded - US Govt Agencies) Series 2016 5.00%, 05/15/2047		10	10,252
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043		1,000	1,007,341
Series 2024 5.00%, 01/01/2034		1,940	2,100,793
5.00%, 01/01/2035		6,120	6,602,494
5.25%, 01/01/2040		8,500	9,167,961
5.25%, 01/01/2041		3,460	3,710,974
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)		3,690	4,041,726
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.20%, 06/01/2037		3,700	3,646,196
Series 2024 3.30%, 06/01/2037		17,400	17,415,396

			256,127,063

Maine – 0.1%
Finance Authority of Maine (Casella Waste Systems) Series 2018-R2 4.375%, 08/01/2035(a)		3,125	3,128,440
Series 2024 4.625%, 12/01/2047(a)		3,325	3,343,795

		Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018-A 5.00%, 07/01/2048	$	6,250	$6,296,167

			12,768,402

Maryland – 1.3%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.625%, 06/01/2046(a)		1,750	1,439,915
Series 2019-B 3.875%, 06/01/2046(a)		300	253,442
Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2020 4.25%, 07/01/2050		1,130	1,020,650
Series 2022 5.75%, 07/01/2053		2,860	3,080,208
6.00%, 07/01/2058		10,000	10,896,782
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 12/31/2036		3,200	3,324,151
5.00%, 06/30/2037		2,400	2,486,877
5.00%, 12/31/2037		2,605	2,692,062
5.00%, 06/30/2038		2,920	3,011,176
5.00%, 12/31/2038		1,015	1,044,564
5.25%, 06/30/2047		3,125	3,186,458
5.25%, 06/30/2052		50,415	51,129,809
5.25%, 06/30/2055		14,980	15,162,895
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031		3,245	3,264,308
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036		2,520	2,528,965
4.00%, 07/01/2037		2,575	2,564,136
4.00%, 07/01/2038		1,555	1,529,086
4.00%, 07/01/2040		1,645	1,590,626
5.00%, 07/01/2046		22,040	22,470,166
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2022-2 5.00%, 05/01/2050(a) (b)		29,840	32,641,540

		Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2045	$	2,000	$2,147,944
5.00%, 06/01/2054		11,750	12,372,810
State of Maryland Department of Transportation (Maryland Aviation Administration) AGC Series 2024 5.00%, 08/01/2034		1,550	1,695,780
5.00%, 08/01/2038		2,200	2,360,427
5.00%, 08/01/2039		1,270	1,355,345
5.25%, 08/01/2040		1,600	1,749,572
5.25%, 08/01/2041		1,700	1,847,936
5.25%, 08/01/2042		1,805	1,951,982
5.25%, 08/01/2043		1,520	1,636,243
5.25%, 08/01/2044		1,100	1,178,790

			193,614,645

Massachusetts – 0.7%
City of Quincy MA (City of Quincy MA) Series 2024 5.00%, 07/25/2025		12,000	12,119,269
Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2024-A 5.00%, 07/01/2042		5,000	5,559,210
5.00%, 07/01/2043		3,000	3,310,042
5.25%, 07/01/2052		5,500	5,981,625
Massachusetts Development Finance Agency (Boston Medical Center Obligated Group) Series 2023 5.25%, 07/01/2052		2,000	2,077,752
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047		8,170	8,154,071
Series 2017-A 5.00%, 01/01/2040		940	949,895
Series 2025 5.00%, 01/01/2030		1,120	1,193,019
5.00%, 01/01/2031		1,200	1,285,192
5.00%, 01/01/2035		1,230	1,339,689
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2043		3,405	3,373,827
Massachusetts Development Finance Agency (GingerCare Living Obligated Group) Series 2024-A 5.50%, 12/01/2044(a)		1,805	1,754,777
5.875%, 12/01/2060(a)		1,285	1,247,343
Massachusetts Development Finance Agency (Lasell University) Series 2021
4.00%, 07/01/2027		250	244,433

		Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Merrimack College) Series 2017 5.00%, 07/01/2047	$	3,665	$3,643,126
Series 2022 5.00%, 07/01/2052		1,150	1,139,274
Massachusetts Development Finance Agency (Salem Community Obligated Group) Series 2022 5.25%, 01/01/2050		2,680	2,556,056
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034		1,360	1,370,180
5.00%, 10/01/2035		1,000	1,004,975
Series 2023 5.00%, 10/01/2043		1,100	1,047,849
5.25%, 10/01/2036		415	423,578
5.25%, 10/01/2037		500	508,366
5.25%, 10/01/2038		515	520,623
5.25%, 10/01/2039		520	522,715
Massachusetts Development Finance Agency (South Shore Hospital Obligated Group) Series 2016-I 5.00%, 07/01/2031		1,350	1,367,163
5.00%, 07/01/2041		2,500	2,503,278
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056		4,000	2,774,475
5.00%, 06/01/2026		420	425,773
5.00%, 06/01/2027		445	443,232
5.00%, 06/01/2028		1,850	1,837,038
Series 2021-B 4.00%, 06/01/2050		1,700	1,226,117
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2013-G 5.00%, 07/01/2037		2,550	2,475,037
Series 2019-A 5.00%, 07/01/2036		1,000	1,014,831
Series 2024 8.50%, 10/01/2026		16,305	16,483,437
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041		1,480	1,496,420
5.00%, 07/01/2046		2,500	2,517,776
Massachusetts Port Authority (Massachusetts Port Authority) Series 2021-E 5.00%, 07/01/2051		2,260	2,330,997

		Principal Amount (000)	U.S. $ Value

Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2009 5.715%, 08/15/2039	$	10,255	$10,397,816

			108,620,276

Michigan – 0.9%
City of Detroit MI (City of Detroit MI) Series 2014-B 4.00%, 04/01/2044(g)		10,000	7,774,455
Series 2018 5.00%, 04/01/2033		1,000	1,034,816
5.00%, 04/01/2034		2,250	2,324,251
5.00%, 04/01/2035		1,000	1,031,115
5.00%, 04/01/2038		2,135	2,188,834
Series 2020 5.50%, 04/01/2045		1,690	1,769,717
5.50%, 04/01/2050		2,170	2,255,932
Series 2021-A 5.00%, 04/01/2038		1,100	1,155,260
5.00%, 04/01/2046		2,030	2,072,110
5.00%, 04/01/2050		1,000	1,013,307
Series 2023-A 5.25%, 05/01/2025		1,750	1,757,638
5.25%, 05/01/2027		300	312,481
5.25%, 05/01/2029		700	751,562
Series 2023-B 6.844%, 05/01/2028		935	949,012
Series 2023-C 6.00%, 05/01/2043		1,500	1,672,483
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048		1,395	1,452,357
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2032		1,055	1,047,624
5.00%, 11/01/2037		600	580,813
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2022-2 5.00%, 07/01/2036(a) (b)		25,210	25,705,419
5.00%, 07/01/2046(a) (b)		1,025	1,032,561
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2019 5.00%, 05/15/2037		1,100	1,095,086
Series 2020 5.00%, 05/15/2055		6,860	6,111,021
Kalamazoo Hospital Finance Authority (Prerefunded - US Treasuries) Series 2016 4.00%, 05/15/2031		10	10,133
4.00%, 05/15/2032		20	20,267
4.00%, 05/15/2033		30	30,400
4.00%, 05/15/2036		65	65,867

		Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Albion College) Series 2022 4.00%, 12/01/2046	$	1,895	$1,267,803
4.00%, 12/01/2051		1,935	1,253,373
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2015-D1 5.00%, 07/01/2034		2,000	2,012,518
Series 2015-D2 5.00%, 07/01/2034		3,400	3,418,357
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032		3,850	3,962,450
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039		5,000	4,610,501
4.00%, 06/01/2049		5,000	4,363,691
Series 2020-B Zero Coupon, 06/01/2065		7,575	849,401
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2031		1,450	1,451,827
5.00%, 07/01/2032		3,000	3,003,609
5.00%, 07/01/2033		3,500	3,504,007
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2033		2,000	2,059,363
5.00%, 12/31/2043		5,000	5,058,196
5.00%, 06/30/2048		8,600	8,652,102
AGM Series 2018 4.25%, 12/31/2038		3,630	3,547,047
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058		241,050	8,088,674
Wayne State University (Wayne State University) Series 2018-A 5.00%, 11/15/2043		4,000	4,117,730

			126,435,170

Minnesota – 1.1%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(a)		10,670	10,571,847
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(a) (g)		23,500	24,179,749

		Principal Amount (000)	U.S. $ Value

City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(a)	$	25,045	$24,967,518
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(a)		19,500	19,778,304
City of Fridley MN (Roers Fridley Apartments Owner II) Series 2023-A 5.75%, 06/01/2041(a)		6,635	6,656,150
City of Ramsey MN (Pact Charter School) Series 2022-A 5.00%, 06/01/2032		11,000	10,905,634
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041		1,000	1,087,019
5.00%, 05/01/2042		1,000	1,081,637
5.00%, 05/01/2054		5,240	5,418,013
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(a)		7,165	7,155,149
5.66%, 07/01/2041(a)		19,240	18,956,174
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031(f)		800	661,672
4.00%, 06/01/2041(f)		1,120	817,074
4.00%, 06/01/2051(f)		1,250	806,059
4.00%, 06/01/2056(f)		2,180	1,351,885
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.25%, 01/01/2044		12,500	13,264,244
5.25%, 01/01/2049		1,000	1,046,797
Minnesota Higher Education Facilities Authority (College of St. Scholastica) Series 2019 4.00%, 12/01/2040		5,700	4,946,817
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045		1,900	1,846,168
Western Minnesota Municipal Power Agency (Western Minnesota Municipal Power Agency) Series 2019-A 3.156%, 01/01/2039		2,000	1,641,040

			157,138,950

		Principal Amount (000)	U.S. $ Value

Mississippi – 0.5%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.25%, 07/01/2036	$	1,000	$1,109,251
5.25%, 07/01/2037		1,000	1,104,983
5.25%, 07/01/2038		1,000	1,099,773
5.25%, 07/01/2039		1,350	1,476,328
5.25%, 07/01/2040		1,315	1,433,008
5.25%, 07/01/2041		1,040	1,124,266
5.25%, 07/01/2042		1,065	1,144,942
5.25%, 07/01/2044		1,500	1,595,635
5.25%, 07/01/2045		1,645	1,740,148
5.50%, 07/01/2050		4,600	4,943,995
5.50%, 07/01/2055		6,225	6,654,100
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(f)		14,500	10,675,204
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)		2,500	2,040,967
5.00%, 10/01/2026(a)		1,700	1,717,335
5.00%, 10/01/2027(a)		900	911,217
5.00%, 10/01/2028(a)		1,900	1,929,657
5.00%, 10/01/2033(a)		2,270	2,297,824
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036		1,645	1,660,073
5.00%, 09/01/2041		16,350	16,403,556
Mississippi Hospital Equipment & Facilities Authority (Forrest County General Hospital) Series 2019 4.00%, 01/01/2037		720	709,413
5.00%, 01/01/2035		1,230	1,294,027
State of Mississippi (Prerefunded - US Treasuries) Series 2015-A 4.00%, 10/01/2030		9,085	9,159,780
Series 2015-F 4.00%, 11/01/2033		6,325	6,388,231

			78,613,713

Missouri – 0.6%
Cape Girardeau County Industrial Development Authority (Mercy Health/MO) Series 2017-A 5.00%, 03/01/2036		2,810	2,879,192

		Principal Amount (000)	U.S. $ Value

Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016-A 5.00%, 02/01/2046	$	1,000	$1,000,035
Series 2019 4.00%, 02/01/2042		18,770	17,460,393
4.00%, 02/01/2048		21,850	19,248,602
5.00%, 02/01/2042		620	637,899
5.00%, 02/01/2048		2,600	2,631,393
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046(d) (e)		2,319	108,035
5.00%, 11/15/2046(d) (e)		5,196	3,574,417
Series 2021-A 10.00%, 11/15/2046(d) (e)		1,601	1,365,678
Series 2021-C 7.50%, 11/15/2037(d) (e)		1,279	999,907
Kansas City Industrial Development Authority (Platte Purchase Project) Series 2019 5.00%, 07/01/2040(a)		2,595	2,386,378
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036		1,300	1,304,568
5.00%, 08/15/2046		1,760	1,627,556
5.00%, 08/15/2051		1,000	890,325
Series 2018 5.00%, 08/15/2042		6,940	6,699,414
Series 2021-A 5.00%, 08/15/2056		10,000	9,135,361
St. Louis County Industrial Development Authority (Friendship Village St. Louis Obligated Group) Series 2018 5.25%, 09/01/2053		7,560	7,464,865
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015-A 5.00%, 12/01/2035		2,000	1,986,790
5.125%, 12/01/2045		4,500	4,230,341
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 5.00%, 10/01/2033(a)		1,000	995,665
6.00%, 10/01/2049(a)		2,475	2,476,125

			89,102,939

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034		1,085	1,112,692

		Principal Amount (000)	U.S. $ Value

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	$	11,255	$11,785,512
Central Plains Energy Project (Goldman Sachs Group) Series 2017-A 5.00%, 09/01/2031		2,050	2,188,003
5.00%, 09/01/2034		1,510	1,623,978
5.00%, 09/01/2036		5,000	5,386,940
5.00%, 09/01/2037		8,715	9,386,946
Series 2022-1 5.00%, 05/01/2053		5,000	5,212,415

			35,583,794

Nevada – 0.6%
Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037		1,160	1,186,144
5.00%, 09/01/2047		2,775	2,796,213
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		19,500	2,853,696
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)		1,805	1,763,117
Clark County School District (Clark County School District) Series 2017-C 5.00%, 06/15/2033		5,775	6,058,962
5.00%, 06/15/2034		5,000	5,237,461
5.00%, 06/15/2035		2,635	2,752,789
5.00%, 06/15/2036		3,700	3,704,451
AGM Series 2019-B 3.00%, 06/15/2037		5,185	4,752,200
Las Vegas Redevelopment Agency (Las Vegas Redevelopment Agency Redevelopment Area 1) Series 2016 5.00%, 06/15/2040		1,800	1,811,539
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.25%, 07/01/2040		2,415	2,601,808
5.25%, 07/01/2043		1,500	1,592,323
5.25%, 07/01/2044		1,155	1,226,083
5.25%, 07/01/2049		4,200	4,405,397
5.25%, 07/01/2054		1,600	1,665,623
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2024 8.125%, 01/01/2050		22,700	23,392,230

		Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038(d) (e) (f)	$	1,703	$6,981
Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2040		4,200	4,293,236
5.00%, 07/01/2045		2,800	2,822,291
5.00%, 07/01/2051		9,000	9,007,194

			83,929,738

New Hampshire – 1.7%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.163%, 10/20/2051		19,131	18,134,614
New Hampshire Business Finance Authority (Brazoria-Fort Bend County Municipal Utility District No. 3) Series 2024 4.875%, 12/01/2033(a)		3,386	3,385,265
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(a)		19,915	19,978,897
New Hampshire Business Finance Authority (Emberly & Canterra Creek Projects) Series 2024 5.375%, 12/01/2031(a)		3,500	3,489,740
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(a)		6,000	5,999,734
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2024 4.15%, 10/20/2040		12,590	12,315,032
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034		20,167	20,096,897
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036		40,107	39,985,380
Series 2022-1, Class X 0.35%, 09/20/2036(i)		24,161	486,798
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036		26,171	25,341,627

		Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	$	13,580	$13,266,308
Series 2024-1, Class X 0.494%, 07/01/2051(i)		17,584	656,677
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039		7,868	7,380,599
Series 2024-2, Class X 0.503%, 08/20/2039(i)		39,840	1,602,822
New Hampshire Business Finance Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2048		2,000	2,096,642
New Hampshire Business Finance Authority (Reworld Holding Corp.) Series 2018 4.625%, 11/01/2042(a)		10,000	9,345,220
4.875%, 11/01/2042(a)		12,520	11,990,192
Series 2020-A 3.625%, 07/01/2043(a)		4,800	3,985,375
Series 2020-B 3.75%, 07/01/2045(a)		4,785	4,063,152
New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(a)		7,991	7,951,270
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030		5,000	4,966,062
New Hampshire Business Finance Authority (Valencia Project) Series 2024 5.30%, 12/01/2032(a)		5,500	5,516,857
New Hampshire Health & Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059		20,000	21,450,818

			243,485,978

New Jersey – 4.4%
Camden County Improvement Authority (The) (KIPP Cooper Norcross Obligated Group) Series 2022 6.00%, 06/15/2047		1,030	1,097,654
6.00%, 06/15/2062		5,360	5,652,947
Essex County Improvement Authority (North Star Academy Charter School of Newark) Series 2020 4.00%, 07/15/2050(a)		1,260	1,103,290
New Jersey Economic Development Authority (Lutheran Social Ministries at Crane’s Mill) Series 2018 5.00%, 01/01/2034		1,500	1,529,840
5.00%, 01/01/2039		2,500	2,522,177

		Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2018-A 5.00%, 06/15/2042	$	4,385	$4,493,445
5.00%, 06/15/2047		1,500	1,526,451
Series 2021-G 5.25%, 09/01/2025(a)		10,000	10,134,127
New Jersey Economic Development Authority (North Star Academy Charter School of Newark) Series 2017 5.00%, 07/15/2047		1,000	1,006,050
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034		6,045	6,051,003
New Jersey Economic Development Authority (Port Newark Container Terminal) Series 2017 5.00%, 10/01/2037		8,895	9,085,915
5.00%, 10/01/2047		8,790	8,873,599
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2018-C 5.00%, 06/15/2042		7,085	7,260,219
Series 2019 5.00%, 06/15/2035		2,750	2,944,749
New Jersey Economic Development Authority (State of New Jersey Motor Vehicle Surcharge Revenue Lease) Series 2017-A 5.00%, 07/01/2033		1,640	1,664,374
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2035		1,500	1,702,988
5.25%, 06/15/2036		3,000	3,459,339
5.25%, 06/15/2037		3,065	3,514,511
5.25%, 06/15/2039		3,000	3,399,564
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043		735	729,129
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		7,090	7,097,800
Series 2014-B 5.625%, 11/15/2030		1,475	1,477,122
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045		4,460	4,594,955
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035		1,300	1,343,078

		Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	$	1,000	$1,029,645
5.00%, 07/01/2042		7,645	7,769,390
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035		1,070	1,120,676
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027		1,000	1,024,653
5.00%, 06/15/2028		21,660	22,187,633
5.00%, 06/15/2029		13,435	13,748,476
5.00%, 06/15/2030		6,000	6,132,904
Series 2018-A 5.00%, 06/15/2029		1,910	1,954,823
5.00%, 06/15/2030		24,975	25,528,211
5.00%, 06/15/2031		12,000	12,247,222
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AGM Series 2006-C Zero Coupon, 12/15/2033		5,170	3,749,965
New Jersey Transportation Trust Fund Authority (Prerefunded - US Treasuries) Series 2019 5.00%, 06/15/2046		810	872,078
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2018-A 5.00%, 12/15/2033		22,085	23,439,994
Series 2019 5.00%, 06/15/2046		1,515	1,556,102
Series 2023-A 5.00%, 06/15/2039		5,085	5,608,888
5.00%, 06/15/2040		4,000	4,387,094
Series 2023-B 5.00%, 06/15/2042		9,040	9,824,648
5.25%, 06/15/2050		20,000	21,513,586
New Jersey Transportation Trust Fund Authority (State of New Jersey) Series 2024-A 4.00%, 06/15/2042		10,200	9,980,246
5.00%, 06/15/2037		11,170	12,649,612
5.00%, 06/15/2042		11,070	12,120,322
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2019-A 5.00%, 01/01/2048		11,320	11,711,652
Series 2024-A 4.00%, 01/01/2035		8,000	8,525,906
5.00%, 01/01/2027		18,000	18,746,597
5.00%, 01/01/2032		28,655	32,163,140

		Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2033	$	64,000	$72,576,723
Series 2024-C 5.00%, 01/01/2043		49,500	53,952,164
5.00%, 01/01/2044		15,000	16,278,197
Passaic County Improvement Authority (The) (Paterson Arts & Science Charter School) Series 2023 4.25%, 07/01/2033		575	582,784
5.25%, 07/01/2043		1,020	1,056,069
South Jersey Transportation Authority (South Jersey Transportation Authority) Series 2022 4.625%, 11/01/2047		5,000	5,102,390
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2031		1,425	1,480,050
5.00%, 06/01/2046		4,200	4,238,202
Series 2018-B 5.00%, 06/01/2046		125,160	125,530,373

			642,654,741

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) Series 2019 5.00%, 05/15/2039		480	487,772
5.00%, 05/15/2044		500	501,376
5.00%, 05/15/2049		1,200	1,174,146
New Mexico Finance Authority (Enchantment Water LLC) Series 2024 8.25%, 12/01/2045(a)		12,000	12,089,790
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049		12,925	12,084,869

			26,337,953

New York – 8.1%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2020 4.00%, 11/01/2045		2,250	2,094,589
Build NYC Resource Corp. (Albert Einstein College of Medicine) Series 2016 5.50%, 09/01/2045(a)		44,790	44,902,710
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2062(a)		1,500	1,565,453
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2057		1,050	1,010,858

		Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (Integration Charter Schools) Series 2021 4.00%, 06/01/2025(a)	$	115	$114,035
Build NYC Resource Corp. (Kipp NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052		2,000	2,053,853
5.25%, 07/01/2062		4,500	4,598,120
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039(d) (e)		1,560	951,600
5.25%, 11/01/2034(d) (e)		2,240	1,366,400
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(f)		1,250	1,222,514
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)		4,360	4,893,533
7.00%, 04/15/2058(a)		11,305	12,650,694
City of New York NY (City of New York NY) Series 2022-2 5.00%, 03/01/2037(a) (b)		7,500	7,835,897
5.00%, 03/01/2038(a) (b)		10,000	10,425,511
Series 2024-C 5.00%, 03/01/2043		2,605	2,821,979
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045		9,600	9,737,957
5.00%, 07/01/2051		17,400	17,492,305
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.25%, 06/15/2052		17,470	17,713,796
5.50%, 06/15/2057		7,350	7,541,792
Long Island Power Authority (Long Island Power Authority) Series 2024-A 5.00%, 09/01/2044		6,480	6,996,065
5.25%, 09/01/2054		10,000	10,765,891
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2015-B 5.00%, 11/15/2032		3,715	3,728,817
Series 2015-C 5.00%, 11/15/2027		1,110	1,124,549
5.25%, 11/15/2030		4,000	4,053,490
Series 2015-D 5.00%, 11/15/2031		1,350	1,365,138
5.00%, 11/15/2032		5,135	5,188,391

		Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2034	$	5,430	$5,478,411
Series 2016-A 5.00%, 11/15/2032		4,740	4,827,954
Series 2016-D 5.00%, 11/15/2027		5,695	5,876,559
5.00%, 11/15/2029		1,750	1,799,931
Series 2017-C 5.00%, 11/15/2028		12,930	13,718,680
5.00%, 11/15/2029		16,435	17,356,790
5.00%, 11/15/2034		6,810	7,141,950
Series 2019-C 5.00%, 11/15/2038		380	400,487
Series 2020-A 5.00%, 11/15/2045		4,740	5,051,169
Series 2020-C 4.75%, 11/15/2045		23,880	24,367,529
5.00%, 11/15/2050		8,750	8,951,553
5.25%, 11/15/2055		15,885	16,527,785
Series 2020-D 4.00%, 11/15/2048		7,150	6,631,317
4.00%, 11/15/2049		6,425	5,925,891
5.00%, 11/15/2043		5,000	5,218,037
Series 2021-A 4.00%, 11/15/2041		2,000	1,960,688
AGM Series 2020-A 4.00%, 11/15/2043		2,020	1,974,690
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)		4,675	4,768,869
6.00%, 07/01/2057(a)		1,615	1,654,634
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050		6,520	5,723,324
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2059(a)		1,620	1,622,597
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 5.00%, 01/01/2058(d) (e) (g)		525	48,190
9.00%, 01/01/2041(d) (e) (f)		270	270,000
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031		665	677,477
4.375%, 12/15/2031		1,000	1,017,195
5.25%, 12/15/2031		3,115	3,181,651
New York City Housing Development Corp. (New York City Housing Development) Series 2020 2.55%, 08/01/2040		3,645	2,726,458

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024-F 4.25%, 02/01/2054	$	6,500	$6,348,066
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2022-F 3.75%, 02/01/2033		13,000	11,961,665
3.85%, 02/01/2034		3,955	3,615,890
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050		30,000	4,718,142
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)		13,560	13,569,381
5.375%, 11/15/2040(a)		3,395	3,398,178
7.25%, 11/15/2044(a)		9,665	9,677,031
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.00%, 11/15/2048		5,250	5,601,455
5.00%, 11/15/2053		7,000	7,407,585
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054		16,000	17,808,782
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030(a)		1,200	1,200,378
5.00%, 12/01/2031(a)		1,000	995,121
5.00%, 12/01/2034(a)		2,000	1,964,668
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2035		2,085	2,137,323
Series 2024 5.50%, 11/01/2047		1,000	1,069,472
AGM Series 2020 3.00%, 09/01/2050		14,890	11,029,900
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2024 4.00%, 05/01/2054		24,795	22,921,641
Series 2025 5.00%, 05/01/2030(l)		5,405	5,916,651
5.00%, 05/01/2031(l)		1,820	2,018,750
5.00%, 05/01/2032(l)		7,925	8,888,310
5.00%, 05/01/2033(l)		7,000	7,903,371
5.00%, 05/01/2034(l)		6,000	6,814,104

	Principal Amount (000)		U.S. $ Value

5.00%, 05/01/2035(l)	$	7,000	$7,918,089
5.00%, 05/01/2036(l)		14,000	15,769,695
5.00%, 05/01/2037(l)		4,185	4,692,193
5.00%, 05/01/2042(l)		5,000	5,456,666
5.00%, 05/01/2043(l)		4,000	4,331,837
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.252%, 03/15/2032		13,000	10,991,531
Series 2021-2 2.20%, 03/15/2034(a) (b)		13,000	10,368,562
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2057		17,245	15,765,022
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049		4,500	4,669,404
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2041		3,800	3,848,937
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2028		15,300	15,857,810
5.00%, 01/01/2029		18,660	19,253,610
Series 2020 4.00%, 10/01/2030		13,980	13,936,487
4.375%, 10/01/2045		40,110	38,604,840
Series 2023 5.625%, 04/01/2040		11,250	11,985,939
6.00%, 04/01/2035		13,875	15,488,415
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 04/30/2053		13,315	11,125,748
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2030		1,000	1,060,709
5.00%, 12/01/2035		1,100	1,148,304
Series 2022 5.00%, 12/01/2039		1,510	1,572,322
5.00%, 12/01/2040		2,500	2,601,141
5.00%, 12/01/2041		11,500	11,905,519
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2054		30,500	32,406,003
5.50%, 12/31/2060		10,435	11,022,470
AGC Series 2024 0.00%, 12/31/2054(g)		4,740	2,954,921

	Principal Amount (000)		U.S. $ Value

New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060	$	35,900	$36,986,395
6.00%, 06/30/2054		30,580	32,908,049
Series 2024 5.00%, 06/30/2060		70,760	71,435,885
5.25%, 06/30/2049		2,250	2,336,375
5.50%, 06/30/2054		44,430	46,736,881
AGM Series 2023 5.00%, 06/30/2049		5,000	5,123,215
5.125%, 06/30/2060		13,000	13,324,068
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041		15,840	15,839,997
5.00%, 07/01/2046		6,895	6,883,680
5.25%, 01/01/2050		29,285	29,278,885
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)		13,765	12,985,368
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2026		4,000	4,101,040
Series 2021 3.175%, 07/15/2060		10,000	6,386,668
Series 2023-2 5.00%, 12/01/2034		6,960	7,589,567
Suffolk Regional Off-Track Betting Co. (Suffolk Regional Off-Track Betting) Series 2024 5.00%, 12/01/2034		5,500	5,679,298
6.00%, 12/01/2053		12,400	12,824,438
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036		4,000	3,148,530
2.917%, 05/15/2040		10,000	7,498,468
Series 2022-2 5.00%, 05/15/2047(a) (b)		10,000	10,573,911
5.25%, 05/15/2052(a) (b)		10,000	10,686,649
5.25%, 05/15/2057(a) (b)		10,000	10,659,055
Series 2024 5.00%, 11/15/2033		1,690	1,956,120
5.00%, 11/15/2035		13,000	15,131,995
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2020-A 5.00%, 11/15/2049		2,060	2,141,399
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2024-A 5.25%, 05/15/2064		16,000	17,102,237

	Principal Amount (000)		U.S. $ Value

TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	$	10,200	$9,542,520
5.00%, 06/01/2048		8,370	7,811,815
Series 2017-A 5.00%, 06/01/2041		1,560	1,578,286
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037		860	772,035
5.25%, 09/15/2042		365	316,974
5.25%, 09/15/2047		625	516,632
5.25%, 09/15/2053		1,340	1,066,006
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 3.00%, 12/01/2026(a)		540	528,134

			1,182,268,366

North Carolina – 0.3%
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2027(a)		415	428,453
5.00%, 04/01/2028(a)		455	475,161
5.00%, 04/01/2029(a)		500	527,937
5.00%, 04/01/2030(a)		545	580,298
5.00%, 04/01/2031(a)		600	644,638
5.00%, 04/01/2034(a)		770	845,375
5.00%, 04/01/2036(a)		900	980,964
5.00%, 04/01/2037(a)		970	1,051,660
5.00%, 04/01/2040(a)		1,205	1,282,260
5.00%, 04/01/2042(a)		1,380	1,456,423
Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AGM Series 2022-A 5.50%, 07/01/2047		2,880	3,085,748
5.50%, 07/01/2052		5,000	5,318,604
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community Obligated Group) Series 2017 5.00%, 07/01/2047		2,950	2,101,729
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.875%, 07/01/2040		5,000	3,851,882
5.00%, 07/01/2045		4,650	3,392,204
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030		2,250	2,250,339
North Carolina Medical Care Commission (Sharon Towers) Series 2019-A 5.00%, 07/01/2044		1,000	1,002,072

	Principal Amount (000)		U.S. $ Value

North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2024 5.00%, 10/01/2049	$	510	$521,089
5.125%, 10/01/2054		2,000	2,046,166
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2018 5.00%, 01/01/2040		5,000	5,169,691
AGM Series 2024 Zero Coupon, 01/01/2050		11,750	3,537,976
Zero Coupon, 01/01/2051		7,490	2,134,753
Zero Coupon, 01/01/2052		6,435	1,735,518
Zero Coupon, 01/01/2053		1,750	447,148

			44,868,088

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2035		4,000	3,847,396
4.00%, 12/01/2036		3,625	3,459,572
4.00%, 12/01/2037		1,190	1,124,373
4.00%, 12/01/2040		1,875	1,710,500
4.00%, 12/01/2041		1,865	1,679,229
5.00%, 12/01/2034		7,545	7,880,644
Series 2023-A 5.42%, 12/01/2053		5,270	5,421,340
AGM Series 2021 3.00%, 12/01/2051		4,000	2,884,519
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (f) (j) (k)		5,195	0
7.00%, 12/15/2043(d) (e) (f) (j) (k)		5,390	0
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2038		2,000	2,035,357
5.00%, 06/01/2048		10,500	10,428,171
5.00%, 06/01/2053		5,230	5,107,241

			45,578,342

Ohio – 3.6%
Akron Bath Copley Joint Township Hospital District (Summa Health System Obligated Group) Series 2020 3.00%, 11/15/2040		4,500	4,209,532
4.00%, 11/15/2036		1,000	972,525
4.00%, 11/15/2037		800	768,253
4.00%, 11/15/2038		750	711,093
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2041		6,000	6,074,593
5.00%, 02/15/2046		4,000	4,037,588

	Principal Amount (000)		U.S. $ Value

Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-A 4.00%, 06/01/2048	$	10,000	$8,934,654
Series 2020-B Zero Coupon, 06/01/2057		113,000	11,958,474
5.00%, 06/01/2055		141,270	127,063,098
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037		3,765	3,869,216
5.00%, 12/01/2047		3,735	3,764,855
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037(l)		1,325	1,432,024
5.25%, 01/01/2041(l)		1,655	1,799,533
5.25%, 01/01/2045(l)		6,450	6,857,887
5.50%, 01/01/2055(l)		24,000	25,696,118
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042		12,600	12,714,179
5.00%, 02/15/2052		5,680	5,681,349
5.25%, 02/15/2047		12,860	13,008,322
5.50%, 02/15/2057		9,370	9,490,289
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049		3,670	3,200,064
County of Hamilton OH (Christ Hospital Obligated Group) Series 2024-2 5.00%, 06/01/2034(a) (b)		8,075	8,703,810
5.00%, 06/01/2038(a) (b)		7,440	7,931,680
County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050		23,425	23,110,730
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049		2,210	1,813,011
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038(d) (e) (f)		1,607	112,468
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		8,118	568,244
County of Ross OH (Adena Health System Obligated Group) Series 2019 5.00%, 12/01/2049		6,000	6,054,290

	Principal Amount (000)		U.S. $ Value

County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	$	1,000	$1,087,871
6.625%, 12/01/2042		16,000	17,529,096
6.75%, 12/01/2052		29,885	32,659,252
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)		8,950	6,818,430
Series 2023 5.00%, 12/01/2053(a)		16,000	16,220,688
Lancaster Port Authority (Royal Bank of Canada) Series 2024-A 5.00%, 02/01/2055		10,900	11,548,866
Ohio Air Quality Development Authority (American Electric Power) Series 2019 2.40%, 12/01/2038		1,030	957,109
Ohio Air Quality Development Authority (Duke Energy Corp.) Series 2022 4.25%, 11/01/2039		17,100	17,271,522
Ohio Air Quality Development Authority (Ohio Valley Electric) Series 2019 3.25%, 09/01/2029		1,780	1,736,306
Ohio Higher Educational Facility Commission (John Carroll University) Series 2022 4.00%, 10/01/2047		1,750	1,496,294
4.00%, 10/01/2052		11,900	9,888,509
Ohio Higher Educational Facility Commission (Xavier University) Series 2024 5.00%, 05/01/2039		880	937,605
5.00%, 05/01/2040		785	832,313
5.00%, 05/01/2041		815	859,506
5.00%, 05/01/2042		435	455,821
5.25%, 05/01/2049		5,630	5,877,181
5.25%, 05/01/2054		6,825	7,052,939
Port of Greater Cincinnati Development Authority (Duke Energy Convention Center Project) Series 2024 5.00%, 12/01/2053		1,275	1,317,125
5.00%, 12/01/2063		11,105	11,379,170
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056		3,480	3,434,307
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2019 3.276%, 01/01/2042		1,635	1,320,420
State of Ohio (State of Ohio) Series 2017-U 5.00%, 05/01/2025		3,410	3,429,389

	Principal Amount (000)		U.S. $ Value

Toledo-Lucas County Port Authority (ParkUToledo, Inc.) Series 2021 4.00%, 01/01/2041	$	3,000	$2,882,089
4.00%, 01/01/2043		2,000	1,893,314
4.00%, 01/01/2046		2,000	1,854,171
4.00%, 01/01/2051		8,500	7,668,354
4.00%, 01/01/2057		7,500	6,598,602
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(a) (b)		50,590	49,457,624

			525,001,752

Oklahoma – 1.0%
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044		7,650	7,513,555
5.00%, 08/01/2049		12,780	12,195,324
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2038		1,000	1,021,568
5.25%, 08/15/2043		11,545	11,768,740
5.50%, 08/15/2052		5,615	5,725,486
5.50%, 08/15/2057		21,080	21,459,282
Series 2022-A 5.50%, 08/15/2037		10,000	10,433,074
5.50%, 08/15/2041		11,995	12,369,303
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.50%, 01/01/2054(l)		21,430	23,698,807
Series 2025-B 5.00%, 01/01/2038(l)		2,775	3,094,080
5.00%, 01/01/2039(l)		2,750	3,049,394
5.00%, 01/01/2040(l)		4,000	4,406,831
5.00%, 01/01/2041(l)		2,750	3,005,455
5.00%, 01/01/2042(l)		2,750	2,981,637
AGC Series 2025-A 4.25%, 01/01/2055(l)		20,000	19,602,148

			142,324,684

Oregon – 0.4%
Astoria Hospital Facilities Authority (Columbia Lutheran Charities Obligated Group) Series 2024 5.00%, 08/01/2034		13,250	14,585,416
5.00%, 08/01/2035		1,660	1,820,051
5.25%, 08/01/2037		1,960	2,166,347
5.25%, 08/01/2038		2,185	2,401,699
5.25%, 08/01/2039		1,205	1,315,876
5.25%, 08/01/2040		1,000	1,084,379
5.25%, 08/01/2041		1,725	1,859,891
5.25%, 08/01/2049		5,500	5,745,027
5.25%, 08/01/2054		7,750	8,036,550

	Principal Amount (000)		U.S. $ Value

Clackamas County Hospital Facility Authority (Rose Villa Obligated Group) Series 2020-A 5.125%, 11/15/2040	$	750	$754,943
5.375%, 11/15/2055		2,940	2,939,303
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2022-2 5.00%, 08/15/2045(a) (b)		4,500	4,619,475
5.00%, 08/15/2050(a) (b)		5,500	5,597,722
Multnomah County School District No. 40 (Multnomah County School District No. 40) Series 2023-A Zero Coupon, 06/15/2043		6,430	2,656,078
Oregon State Facilities Authority (Legacy Health Obligated Group) Series 2022 5.00%, 06/01/2030		1,630	1,742,595
Oregon State Facilities Authority (Samaritan Health Services Obligated Group) Series 2020 5.00%, 10/01/2040		1,750	1,797,698
Umatilla County School District No. 6R Umatilla (Umatilla County School District No. 6R Umatilla) Series 2023-B Zero Coupon, 06/15/2043		2,350	974,631
Zero Coupon, 06/15/2053		10,500	2,505,769

			62,603,450

Pennsylvania – 3.9%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018-A 5.00%, 04/01/2034		10,135	10,509,582
5.00%, 04/01/2035		12,500	12,942,721
5.00%, 04/01/2036		10,900	11,266,992
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2018 5.00%, 05/01/2033(a)		2,000	2,033,573
5.375%, 05/01/2042(a)		2,500	2,507,433
Series 2022 5.25%, 05/01/2042(a)		11,065	11,102,985
Berks County Industrial Development Authority (Prerefunded - US Treasuries) Series 2018 5.00%, 05/15/2048		1,000	1,025,269
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(g)		9,823	7,042,598
5.00%, 06/30/2039		20,822	20,720,210
8.00%, 06/30/2034		3,135	3,190,801
Series 2024-A 6.00%, 06/30/2034		1,483	1,611,114

	Principal Amount (000)		U.S. $ Value

Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	$	11,850	$10,480,954
4.00%, 07/01/2051		13,300	11,302,827
5.00%, 07/01/2030		1,275	1,341,373
5.00%, 07/01/2031		2,300	2,434,263
5.00%, 07/01/2032		500	527,526
5.00%, 07/01/2033		1,170	1,230,863
5.00%, 07/01/2034		1,300	1,363,828
5.00%, 07/01/2035		1,555	1,626,530
5.00%, 07/01/2036		1,225	1,277,470
5.00%, 07/01/2038		1,000	1,034,560
5.00%, 07/01/2040		2,500	2,570,477
5.00%, 07/01/2041		4,630	4,739,984
5.00%, 07/01/2054		15,100	15,172,705
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043		1,350	1,304,292
6.00%, 10/01/2048		9,000	8,827,998
Chester County Industrial Development Authority (Collegium Charter School) Series 2017-A 5.125%, 10/15/2037		1,500	1,503,425
5.25%, 10/15/2047		2,700	2,647,148
Series 2022 6.00%, 10/15/2052(a)		1,075	1,117,152
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)		791	755,028
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2029		6,000	6,300,047
5.00%, 08/01/2031		6,110	6,401,797
Series 2017-A 5.00%, 08/01/2033		3,000	3,130,475
5.00%, 08/01/2034		10,000	10,414,043
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2021-B 2.926%, 07/01/2045		5,000	3,569,830
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2022 5.00%, 10/01/2040		10,000	11,048,223
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) Series 2016-A 4.00%, 07/01/2035		10,000	9,779,133
Series 2019 5.00%, 07/01/2044		6,885	7,061,173

	Principal Amount (000)		U.S. $ Value

Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	$	1,175	$1,186,037
6.00%, 06/01/2051		2,200	2,203,382
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045		1,815	1,713,052
Delaware County Authority (Elwyn Obligated Group) Series 2017 5.00%, 06/01/2032		1,750	1,743,599
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040		2,000	1,824,390
5.00%, 03/01/2050		500	419,901
Series 2022 5.00%, 03/01/2029		2,170	2,148,595
Lancaster Municipal Authority (Garden Spot Village Obligated Group) Series 2024 5.00%, 05/01/2049		1,000	1,030,840
5.00%, 05/01/2054		800	818,614
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047		5,500	5,500,191
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2035		3,600	3,740,099
Series 2019 5.00%, 09/01/2051		2,300	2,332,690
Series 2022 4.00%, 05/01/2052		5,900	5,287,928
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.25%, 01/01/2040		4,740	4,659,962
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050		2,500	1,694,528
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035		5,135	4,093,041
6.00%, 07/01/2045		2,600	1,804,255
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2016-A 5.00%, 03/01/2037		2,675	2,665,841

	Principal Amount (000)		U.S. $ Value

Series 2016-B 5.25%, 03/01/2031	$	1,640	$1,655,732
5.25%, 03/01/2037		1,170	1,173,672
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.75%, 06/30/2048		11,000	11,832,783
6.00%, 06/30/2061		22,100	24,070,829
AGM Series 2022 5.75%, 12/31/2062		12,850	13,864,662
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029		24,435	24,344,774
Pennsylvania Economic Development Financing Authority (Pennsylvania Economic Development Finance Authority Sewage) Series 2020 4.00%, 01/01/2027		1,530	1,543,041
4.00%, 01/01/2029		450	455,014
4.00%, 01/01/2030		1,575	1,595,903
4.00%, 01/01/2032		800	810,156
Pennsylvania Economic Development Financing Authority (Presbyterian Homes Obligated Group/PA) Series 2023 5.25%, 07/01/2046		2,500	2,632,079
5.25%, 07/01/2049		1,215	1,270,591
Pennsylvania Economic Development Financing Authority (Reworld Holding Corp.) Series 2019 3.25%, 08/01/2039(a)		2,330	1,909,698
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032		1,000	1,010,407
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) Series 2024 4.00%, 11/01/2042		2,000	1,882,032
4.375%, 11/01/2054		15,750	14,962,322
5.25%, 11/01/2044		1,500	1,618,257
5.50%, 11/01/2054		1,700	1,827,508
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2037		4,000	4,051,611
Series 2016-A 5.00%, 06/01/2025		11,000	11,075,357
Series 2018-A 5.00%, 12/01/2043		10,000	10,422,478
Series 2024 5.00%, 12/01/2038		11,290	12,632,860

	Principal Amount (000)		U.S. $ Value

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue (Pennsylvania Turnpike Commission Oil Franchise Tax Revenue) Series 2022-2 5.00%, 12/01/2046(a) (b)	$	26,610	$28,313,205
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050		5,000	4,747,055
5.00%, 08/01/2054		3,560	3,341,794
Philadelphia Authority for Industrial Development (Philadelphia Electrical & Technology Charter High School) Series 2021 4.00%, 06/01/2056		2,550	2,053,963
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(a)		3,285	3,305,610
5.00%, 06/15/2050(a)		6,285	6,173,679
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2022 5.50%, 11/01/2060		10,000	10,769,249
Philadelphia Gas Works Co. (Philadelphia Gas Works) Series 2017 5.00%, 08/01/2042		5,000	5,118,185
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AGM Series 2023-2 4.53%, 09/01/2040(a) (b)		46,555	45,422,596
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2015-A 5.00%, 09/01/2034		1,615	1,631,555
5.00%, 09/01/2035		1,000	1,008,531
Series 2016-F 5.00%, 09/01/2033		3,000	3,060,679
5.00%, 09/01/2036		1,000	1,017,304
Series 2018-A 5.00%, 09/01/2034		1,000	1,049,460
5.00%, 09/01/2036		1,000	1,042,972
5.00%, 09/01/2037		1,000	1,039,525
5.00%, 09/01/2038		1,000	1,036,176
Series 2018-B 5.00%, 09/01/2043		3,000	3,083,921
Series 2019-A 5.00%, 09/01/2044		17,900	18,510,256
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(a)		6,765	3,971,798
5.00%, 01/01/2057(a)		5,345	3,011,332

	Principal Amount (000)		U.S. $ Value

Series 2016-B 6.08%, 01/01/2026(a)	$	175	$169,563
Series 2016-C Zero Coupon, 01/01/2036(a)		2,945	1,055,469
Series 2016-D Zero Coupon, 01/01/2057(f)		58,055	3,229,681
State Public School Building Authority (Harrisburg School District) AGM Series 2016 5.00%, 12/01/2029		1,365	1,410,693
5.00%, 12/01/2030		7,160	7,397,100
State Public School Building Authority (Prerefunded - US Treasuries) AGM Series 2016 5.00%, 12/01/2029		220	228,632
Union County Hospital Authority (WellSpan Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038		2,685	2,766,499
5.00%, 08/01/2043		5,750	5,853,077

			575,244,672

Puerto Rico – 2.7%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A Zero Coupon, 07/01/2033		6,410	4,464,742
4.00%, 07/01/2033		12,000	11,932,489
4.00%, 07/01/2035		4,200	4,159,416
4.00%, 07/01/2037		1,631	1,593,552
4.00%, 07/01/2041		2,217	2,094,090
5.375%, 07/01/2025		3,138	3,158,346
5.625%, 07/01/2029		2,542	2,727,710
5.75%, 07/01/2031		3,784	4,192,416
Series 2022-A Zero Coupon, 11/01/2051		12,233	6,492,451
0.00%, 11/01/2051		41,000	11,670,750
5.069%, 11/01/2051		40,540	25,823,903
Series 2022-C Zero Coupon, 11/01/2043		84,608	53,049,065
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040		4,773	4,665,128
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)		5,500	5,779,661
5.00%, 07/01/2035(a)		9,455	9,835,170
Series 2021-A 4.00%, 07/01/2042(a)		2,500	2,357,554
Series 2021-B 4.00%, 07/01/2042(a)		4,000	3,735,292

	Principal Amount (000)		U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(d) (e)	$	7,315	$4,023,250
5.00%, 07/01/2037(d) (e)		15,260	8,393,000
Series 2008-W 5.25%, 07/01/2033(d) (e)		1,000	550,000
5.50%, 07/01/2038(d) (e)		10,490	5,769,500
Series 2010-A 5.25%, 07/01/2029(d) (e)		2,950	1,622,500
5.25%, 07/01/2030(d) (e)		1,040	572,000
Series 2010-C 5.00%, 07/01/2024(d) (m)		1,735	954,250
5.25%, 07/01/2027(d) (e)		3,360	1,848,000
5.25%, 07/01/2028(d) (e)		500	275,000
Series 2010-X 5.25%, 07/01/2040(d) (e)		20,585	11,321,750
5.75%, 07/01/2036(d) (e)		7,375	4,056,250
Series 2010DDD 5.00%, 07/01/2022(d) (m)		950	522,500
5.00%, 01/31/2025		1,050	577,500
Series 2010ZZ 5.25%, 07/01/2018(d) (m)		3,500	1,925,000
5.25%, 07/01/2024(d) (m)		2,565	1,410,750
5.25%, 07/01/2025(d) (e)		620	341,000
Series 2012-A 5.00%, 07/01/2029(d) (e)		2,510	1,380,500
5.00%, 07/01/2042(d) (e)		2,125	1,168,750
5.05%, 07/01/2042(d) (e)		2,585	1,421,750
Series 2013-A 7.00%, 07/01/2033(d) (e)		1,700	935,000
7.00%, 07/01/2040(d) (e)		750	412,500
AGM Series 2007-V 5.25%, 07/01/2031		25,380	25,457,625
NATL Series 2007-V 5.25%, 07/01/2029		5,965	5,877,722
5.25%, 07/01/2033		9,250	9,164,057
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027		1,937	1,911,732
6.625%, 01/01/2028		14,770	14,532,269
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.50%, 01/01/2042		3,250	3,824,859
6.75%, 01/01/2045		3,500	4,141,058

	Principal Amount (000)		U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	$	537	$493,554
Zero Coupon, 07/01/2046		123,224	40,277,637
Zero Coupon, 07/01/2051		58,864	14,165,139
Series 2019-A 4.329%, 07/01/2040		15,975	15,830,177
4.55%, 07/01/2040		1,198	1,200,567
5.00%, 07/01/2058		52,251	52,235,105

			396,323,986

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017-A 5.00%, 05/15/2029		1,000	1,042,676

South Carolina – 2.5%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032		710	699,220
5.41%, 11/01/2039		12,570	12,207,294
6.28%, 11/01/2039		535	520,372
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(a)		16,500	15,533,306
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-2 5.25%, 10/01/2054(a) (b)		30,000	32,045,121
South Carolina Jobs-Economic Development Authority (Beaufort Memorial Hospital Obligated Group) Series 2024 5.00%, 11/15/2035		1,225	1,271,487
5.25%, 11/15/2039		1,000	1,045,658
5.50%, 11/15/2044		1,000	1,049,539
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2020 5.00%, 12/01/2046		10,595	10,891,799
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023 10.00%, 08/01/2039(a)		580	538,062
Series 2023-A 6.50%, 02/01/2056(a)		16,895	17,599,113
Series 2023-B 7.50%, 08/01/2047(a)		7,000	7,070,988

	Principal Amount (000)		U.S. $ Value

South Carolina Jobs-Economic Development Authority (International Paper Co.) Series 2023 4.00%, 04/01/2033	$	6,000	$6,028,012
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031(d) (e) (f)		2,470	370,500
6.25%, 06/01/2040(d) (e) (f)		6,100	915,000
6.50%, 06/01/2051(d) (e) (f)		9,070	1,360,500
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054		25,000	24,676,305
5.00%, 11/01/2038		6,590	7,293,011
5.25%, 11/01/2041		4,000	4,434,628
5.25%, 11/01/2044		3,000	3,269,228
5.50%, 11/01/2050		7,100	7,784,762
5.50%, 11/01/2054		48,175	52,544,140
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(g)		15,800	11,677,951
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2015-A 5.00%, 12/01/2050		33,180	33,204,430
Series 2016-A 5.00%, 12/01/2034		3,815	3,876,760
5.00%, 12/01/2036		1,000	1,014,760
Series 2016-B 5.00%, 12/01/2037		2,000	2,037,413
5.00%, 12/01/2041		10,500	10,641,968
5.00%, 12/01/2056		7,350	7,391,597
Series 2021-A 4.00%, 12/01/2035		1,000	1,006,443
Series 2022 4.00%, 12/01/2038		550	544,469
4.00%, 12/01/2049		5,166	4,818,047
5.00%, 12/01/2036		447	487,124
5.00%, 12/01/2038		1,742	1,880,817
Series 2022-A 4.00%, 12/01/2052		14,000	12,800,288
5.00%, 12/01/2055		10,000	10,308,804
Series 2024-A 5.00%, 12/01/2039		1,310	1,435,740
5.00%, 12/01/2040		2,000	2,179,616
5.00%, 12/01/2041		3,000	3,249,208
5.00%, 12/01/2042		3,135	3,379,936
5.50%, 12/01/2054		15,250	16,546,253
Series 2024-B 5.00%, 12/01/2041		2,800	3,032,594
5.00%, 12/01/2043		12,000	12,876,014
5.25%, 12/01/2054		12,500	13,336,186

			366,874,463

	Principal Amount (000)		U.S. $ Value

South Dakota – 0.2%
County of Lincoln SD (Augustana College Association/SD) Series 2021 4.00%, 08/01/2051	$	2,410	$1,970,750
4.00%, 08/01/2056		2,415	1,925,817
4.00%, 08/01/2061		4,020	3,134,805
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2033		3,260	3,369,735
5.00%, 09/01/2040		15,035	15,337,104
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039		5,360	5,521,191

			31,259,402

Tennessee – 1.5%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		9,080	8,762,819
5.125%, 12/01/2042(a)		31,490	30,053,366
Series 2016-B Zero Coupon, 12/01/2031(a)		3,800	2,630,744
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(a)		2,000	2,038,698
9.25%, 11/01/2042(a)		5,450	5,554,617
9.50%, 11/01/2052(a)		15,100	15,387,807
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051		2,000	1,687,262
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040		2,435	2,467,019
Series 2017-A 5.00%, 07/01/2048		2,335	2,353,264
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(d) (e) (f)		4,049	283,419

		Principal Amount (000)	U.S. $ Value

Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(a)	$	7,250	$2,990,865
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.25%, 07/01/2047		12,500	13,084,089
5.50%, 07/01/2052		9,000	9,538,555
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053		27,000	28,694,928
Tennergy Corp./TN (Royal Bank of Canada) Series 2024 5.00%, 10/01/2054		41,975	44,162,452
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2021 5.00%, 05/01/2052		17,820	18,747,321
Series 2023-A 5.00%, 05/01/2053		26,300	27,203,337
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039		10,000	7,868,551

			223,509,113

Texas – 5.8%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050		4,070	3,201,692
Series 2021-B 5.00%, 10/01/2050(a)		11,140	9,392,594
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2021 4.50%, 06/15/2056(a)		1,000	1,000,054
Series 2023 4.875%, 06/15/2056(a)		1,500	1,510,204
Series 2024 4.25%, 06/15/2039(a)		1,095	1,063,945
4.50%, 06/15/2044(a)		830	790,730
4.75%, 06/15/2049(a)		1,830	1,773,381
4.875%, 06/15/2059(a)		1,000	966,783
5.00%, 06/15/2064(a)		1,500	1,467,071

		Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Cypress Christian School) Series 2024-2 6.00%, 06/01/2053(a)	$	5,080	$5,196,426
6.25%, 06/01/2063(a)		9,155	9,409,862
Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(a)		6,015	6,198,136
6.375%, 06/01/2062(a)		9,785	10,096,240
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue) Series 2021 4.00%, 10/01/2045		8,545	7,717,107
4.00%, 10/01/2050		3,815	3,334,099
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040		6,380	6,258,594
5.00%, 12/01/2045		1,910	1,844,671
Brazoria County Industrial Development Corp. (Aleon Renewable Metals) Series 2022 10.00%, 06/01/2042(a)		10,000	8,500,000
Series 2023 12.00%, 06/01/2043(a)		2,500	2,125,000
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2020-A 5.00%, 01/01/2044		2,230	2,318,395
5.00%, 01/01/2049		3,940	4,067,555
Series 2021-B 5.00%, 01/01/2046		4,600	4,804,834
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038		8,100	9,065,657
Series 2024-C 5.00%, 08/15/2038		14,700	16,414,624
5.00%, 08/15/2041		3,500	3,821,323
5.00%, 08/15/2042		1,850	2,004,702
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(a)		183,265	12,153,457
6.00%, 12/01/2062		20,940	20,094,200
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(a)		10,025	9,455,182
6.25%, 12/01/2054(a)		4,070	3,643,055
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030		1,965	1,967,893

		Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX) Series 2021-B 2.047%, 03/01/2033	$	2,495	$2,023,448
2.147%, 03/01/2034		7,405	5,885,832
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) AGM Series 2023 5.25%, 07/01/2042		5,000	5,364,549
5.25%, 07/01/2043		5,000	5,342,244
5.25%, 07/01/2048		5,000	5,292,782
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		16,960	16,969,866
Series 2015-B 5.00%, 07/15/2030		1,960	1,965,722
5.00%, 07/15/2035		1,000	1,000,907
Series 2018 5.00%, 07/15/2028		22,875	23,477,731
Series 2020 5.00%, 07/01/2027		1,750	1,784,189
5.00%, 07/15/2027		2,500	2,549,569
Series 2024-B 5.50%, 07/15/2036		37,505	40,442,032
5.50%, 07/15/2037		24,750	26,650,963
5.50%, 07/15/2038		16,940	18,190,623
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2046		5,000	5,201,328
Series 2024-A 5.25%, 02/01/2049		10,000	10,838,337
Clifton Higher Education Finance Corp. (Valor Texas Education Foundation) Series 2023-A 5.50%, 06/15/2033(a)		1,000	1,021,954
6.00%, 06/15/2043(a)		3,365	3,414,413
6.00%, 06/15/2048(a)		4,125	4,139,775
6.25%, 06/15/2053(a)		5,000	5,054,368
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2050		1,525	1,326,035
County of Denton TX (County of Denton TX) Series 2024 4.00%, 07/15/2044		1,000	973,178
County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054		5,500	5,067,094
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(a)		1,650	1,644,028

		Principal Amount (000)	U.S. $ Value

Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2022-A 4.507%, 11/01/2051	$	2,000	$1,726,861
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050		24,195	24,124,208
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-A Zero Coupon, 12/01/2042		2,000	808,047
Zero Coupon, 12/01/2051		11,540	2,733,601
Zero Coupon, 12/01/2054		3,340	665,275
Zero Coupon, 12/01/2056		17,105	3,042,268
Series 2022-B Zero Coupon, 12/01/2042		1,395	537,792
Zero Coupon, 12/01/2043		2,000	726,736
Zero Coupon, 12/01/2044		5,640	1,927,153
Zero Coupon, 12/01/2055		2,895	489,461
Zero Coupon, 12/01/2056		5,000	795,531
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044		8,505	8,516,264
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)		25,610	25,575,913
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052		4,490	4,555,581
6.00%, 07/15/2057		10,300	10,546,133
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2023 0.00%, 12/31/2030		1,388	883,317
7.25%, 12/31/2030		7,820	7,752,885
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (e) (g)		212	77,561
7.50%, 11/15/2036(d) (e)		50	41,232
7.50%, 11/15/2037(d) (e)		10	8,000
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(f)		21,110	21,151,036

		Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	$	10,200	$7,585,875
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2040		790	705,935
5.00%, 01/01/2055		3,010	2,399,173
Series 2022 4.00%, 01/01/2047		4,575	3,266,893
4.25%, 01/01/2057		1,380	946,892
5.00%, 01/01/2057		2,950	2,332,517
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057		500	504,937
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057		10,000	8,527,549
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2016 5.00%, 01/01/2046		4,940	4,946,214
North Texas Tollway Authority (North Texas Tollway System) Series 2017-B 5.00%, 01/01/2033		1,400	1,442,208
5.00%, 01/01/2043		6,000	6,082,057
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 5.00%, 01/01/2039(a)		3,470	3,548,189
5.125%, 01/01/2044(a)		4,175	4,261,800
5.25%, 01/01/2054(a)		2,900	2,965,383
10.00%, 07/01/2026(a)		4,000	4,082,626
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.125%, 01/01/2028(a)		540	508,460
2.25%, 01/01/2029(a)		800	739,360
2.50%, 01/01/2030(a)		905	826,804
2.625%, 01/01/2031(a)		500	450,869
Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest Obligated Group) Series 2024 5.00%, 10/01/2044		1,175	1,242,637

		Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles) 5.00%, 11/15/2030(d) (e) (j) (k)	$	3,273	$0
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054		4,679	4,226,813
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2045(d) (e) (j) (k)		2,896	0
5.25%, 11/15/2047(d) (e) (j) (k)		894	0
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026		3,435	3,549,755
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029		4,710	4,941,128
5.00%, 12/15/2031		4,775	5,056,314
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,660	1,762,938
Series 2023-B 5.50%, 01/01/2054		46,605	51,089,813
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055		58,125	61,729,523
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2019 4.00%, 12/31/2037		4,000	4,000,851
5.00%, 12/31/2031		5,000	5,346,345
Series 2023 5.50%, 12/31/2058		42,420	45,344,719
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3) Series 2019 5.00%, 06/30/2058		56,150	56,678,647
Texas Transportation Commission State Highway 249 System (Texas Transportation Commission State Highway 249 System) Series 2019 5.00%, 08/01/2057		56,130	56,778,161
Uptown Development Authority (City of Houston TX Reinvestment Zone No. 16) Series 2017-A 5.00%, 09/01/2035		1,015	1,021,949

			842,856,622

		Principal Amount (000)	U.S. $ Value

Utah – 0.7%
Black Desert Public Infrastructure District (Black Desert Public Infrastructure District Black Desert Assessment Area No. 1) Series 2024 5.625%, 12/01/2053(a)	$	10,200	$10,276,802
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042		10,000	10,128,361
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(a)		12,300	11,719,429
Grapevine Wash Local District (Grapevine Wash Local District Residential Facilities Fee Revenue) Series 2024-A 6.00%, 03/01/2055(a)		14,500	14,094,332
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2035		4,485	4,924,443
MIDA Mountain Veterans Program Public Infrastructure District (MIDA Mountain Veterans Program Public Infrastructure District) Series 2024 5.00%, 06/01/2044(a)		1,000	998,284
5.20%, 06/01/2054(a)		3,625	3,630,027
Mida Mountain Village Public Infrastructure District (Military Installation Development Auth Military Recreation Fac Project Area) Series 2024-1 5.125%, 06/15/2054(a)		4,000	3,898,146
Series 2024-2 6.00%, 06/15/2054(a)		4,000	4,146,964
Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052		5,000	4,212,895
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(a) (g)		14,141	12,210,026
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2032		1,000	1,059,333
5.00%, 10/15/2037		1,410	1,469,053
5.00%, 10/15/2046		3,570	3,600,387
Series 2023 5.625%, 10/15/2038		1,000	1,101,730
6.00%, 10/15/2047		2,765	3,015,747

		Principal Amount (000)	U.S. $ Value

Series 2024 5.00%, 10/15/2028	$	490	$509,749
5.00%, 10/15/2029		515	540,259
5.00%, 10/15/2030		540	571,803
5.00%, 10/15/2031		570	606,781
5.00%, 10/15/2032		595	635,636
5.00%, 10/15/2033		625	669,770
5.00%, 10/15/2034		660	708,374
5.25%, 10/15/2036		535	582,183
5.25%, 10/15/2039		500	534,561
5.50%, 10/15/2044		1,050	1,118,561
5.50%, 10/15/2048		1,280	1,344,532
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(a)		6,443	6,491,801

			104,799,969

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems) Series 2018 4.625%, 04/01/2036(a)		1,100	1,118,992
Series 2022 5.00%, 06/01/2052(a)		3,750	3,822,406
Vermont Educational & Health Buildings Financing Agency (St. Michael’s College) Series 2023 5.25%, 10/01/2052(a)		3,000	2,520,130
5.50%, 10/01/2043(a)		2,500	2,303,710

			9,765,238

Virginia – 2.2%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(a)		19,060	18,197,428
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)		1,000	1,000,223
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		10,065	10,024,849
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2052		4,500	4,604,427
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2024 5.25%, 12/01/2027		1,900	1,901,766
Series 2024-A 6.875%, 12/01/2058		2,100	2,308,429

		Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	$	7,490	$7,295,568
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		16,440	14,615,160
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 5.375%, 09/01/2029		3,000	3,080,837
7.00%, 09/01/2053		3,665	4,155,955
7.00%, 09/01/2059		7,050	7,946,022
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-A 5.00%, 02/01/2025		16,695	16,695,000
Series 2022 5.00%, 02/01/2025		11,000	11,000,000
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,500	1,214,176
5.25%, 07/01/2035(a)		1,200	1,103,919
Series 2015-A 5.00%, 07/01/2035(a)		1,500	1,351,598
5.00%, 07/01/2045(a)		1,610	1,303,216
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036		1,700	1,639,053
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2040		3,000	2,862,764
4.00%, 07/01/2040		500	476,590
5.00%, 07/01/2038		4,250	4,436,662
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2022 5.00%, 10/01/2040		10,000	10,817,094
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047		28,825	29,525,272
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2030		3,070	3,097,769
4.00%, 01/01/2031		2,650	2,675,336
4.00%, 01/01/2033		7,500	7,536,570
4.00%, 01/01/2034		3,500	3,506,502
4.00%, 01/01/2037		10,000	9,887,441

	Principal Amount (000)		U.S. $ Value

Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2056	$	55,235	$55,431,675
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044		3,750	3,693,674
5.00%, 12/01/2034		5,000	5,338,157
5.00%, 12/01/2039		3,000	3,144,282
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 4.00%, 01/01/2051		18,500	16,171,486
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(a)		13,290	13,198,201
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042(d) (e) (f)		24,285	21,347,030
8.706% (SOFR + 5.50%), 06/01/2029(c) (d) (e) (f)		20,870	17,775,628

			320,359,759

Washington – 1.5%
Central Puget Sound Regional Transit Authority (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax) Series 2016-S 5.00%, 11/01/2046		11,000	12,513,915
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2049		3,000	3,320,789
6.875%, 12/01/2053		1,155	1,272,208
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2015-A 5.00%, 12/01/2030		2,235	2,243,238
Pend Oreille County Public Utility District No. 1 Box Canyon (Pend Oreille County Public Utility District No. 1 Box Canyon) Series 2018 5.00%, 01/01/2048		9,000	9,117,742
Port of Seattle WA (Port of Seattle WA) Series 2015-C 5.00%, 04/01/2033		5,035	5,038,804
Series 2021 5.00%, 08/01/2046		12,550	12,905,480
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2037		2,000	2,088,384
5.00%, 08/01/2039		5,970	6,189,765

	Principal Amount (000)		U.S. $ Value

Washington Health Care Facilities Authority (Fred Hutchinson Cancer Center Obligated Group) Series 2025 4.25%, 03/01/2043(l)	$	2,015	$1,986,082
4.25%, 03/01/2045(l)		4,200	4,087,808
5.00%, 03/01/2039(l)		1,475	1,633,097
5.00%, 03/01/2040(l)		2,670	2,931,445
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017 4.00%, 07/01/2042		3,500	3,178,788
Series 2017-A 5.00%, 07/01/2035		2,350	2,396,068
Series 2017-B 5.00%, 07/01/2034		1,855	1,894,116
Series 2017A 5.00%, 07/01/2036		2,965	3,018,620
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033		6,710	6,885,182
5.00%, 08/15/2035		5,750	5,881,212
5.00%, 08/15/2037		3,565	3,630,302
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities Dist Lodging Tax Revenue) Series 2021 4.00%, 07/01/2031		11,045	11,197,489
4.00%, 07/01/2043		8,070	7,615,853
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.00%, 01/01/2028(a)		650	638,914
5.25%, 01/01/2043(a)		2,870	2,590,032
Series 2015 6.00%, 01/01/2045(a)		2,920	2,816,065
Series 2016 4.00%, 01/01/2026(a)		920	915,073
5.00%, 01/01/2031(a)		5,305	5,337,473
5.00%, 01/01/2036(a)		1,075	1,076,534
5.00%, 01/01/2046(a)		1,140	1,075,579
Series 2019-A 5.00%, 01/01/2044(a)		1,330	1,271,025
5.00%, 01/01/2049(a)		3,305	3,063,303
5.00%, 01/01/2055(a)		11,670	10,540,099
Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences) Series 2023 5.625%, 07/01/2038(a)		1,215	1,325,534
6.125%, 07/01/2053(a)		5,805	6,287,476
6.25%, 07/01/2059(a)		9,845	10,694,400
6.375%, 07/01/2063(a)		6,150	6,701,342

	Principal Amount (000)		U.S. $ Value

Washington State Housing Finance Commission (Spokane United Methodist Homes Obligated Group) Series 2020 5.00%, 01/01/2051(a)	$	2,000	$1,884,750
5.00%, 01/01/2056(a)		2,500	2,316,478
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035		18,543	17,318,870
Series 2021-1, Class X 0.727%, 12/20/2035(i)		14,169	575,171
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class A 3.375%, 04/20/2037		22,267	20,011,311
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/20/2050		11,080	10,728,868

			218,194,684

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)		1,000	802,012
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(a) (g)		13,225	2,912,206
7.00%, 06/01/2043(a)		1,905	2,024,051
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049		6,875	6,442,477
West Virginia Economic Development Authority (Appalachian Power Co.) Series 2024 3.375%, 03/01/2040		6,300	6,252,411
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(a)		31,250	32,132,041

			50,565,198

Wisconsin – 4.3%
KDC Agribusiness LLC 12.00%, 09/14/2023(d) (j) (k) (m)		9,807	0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(a)		8,850	8,007,291

	Principal Amount (000)		U.S. $ Value

State of Wisconsin (State of Wisconsin) Series 2025-1 5.00%, 05/01/2034(l)	$	2,625	$3,049,304
5.00%, 05/01/2035(l)		1,875	2,198,370
5.00%, 05/01/2036(l)		1,230	1,428,479
Series 2025-2 5.00%, 05/01/2026(l)		2,615	2,685,409
5.00%, 05/01/2027(l)		5,000	5,251,817
5.00%, 05/01/2028(l)		3,000	3,210,065
5.00%, 05/01/2029(l)		5,000	5,446,841
5.00%, 05/01/2038(l)		1,700	1,951,269
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(a)		6,995	7,005,165
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035		1,400	1,408,016
5.875%, 07/01/2055		1,325	1,342,015
6.00%, 07/01/2060		7,000	7,127,436
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration) Series 2024 5.00%, 08/01/2027(a)		10,200	10,391,379
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) Series 2024 5.50%, 02/15/2054		10,000	10,758,267
AGM Series 2020 3.00%, 02/15/2038		1,035	909,347
5.00%, 02/15/2031		2,000	2,138,441
BAM Series 2024 4.50%, 02/15/2054		2,000	1,982,003
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2037		1,550	1,475,185
4.00%, 01/01/2057		9,815	7,904,244
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(a)		2,510	2,228,345
Series 2022-A 3.875%, 12/01/2039(a)		11,525	10,171,421
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2049(a)		1,340	1,169,564

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(a)	$	23,900	$10,459,357
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)		3,335	3,268,521
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045		1,500	1,365,782
5.00%, 01/01/2038		550	571,485
5.00%, 01/01/2039		700	723,615
5.00%, 01/01/2040		500	515,196
Wisconsin Public Finance Authority (Carmelite System Obligated Group) Series 2020 5.00%, 01/01/2045		2,030	2,052,267
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(f)		57,000	50,786,983
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025		1,000	1,008,145
Series 2016-C 4.30%, 11/01/2030		2,060	2,061,527
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052		17,600	17,860,584
5.00%, 02/01/2062		14,890	15,055,775
5.50%, 02/01/2042(a)		5,950	6,195,082
5.75%, 02/01/2052(a)		16,500	17,174,764
6.00%, 02/01/2062(a)		20,960	21,894,481
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(a)		14,895	15,375,096
8.125%, 07/01/2058(a)		14,900	15,382,824
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(a)		18,100	17,754,923
6.625%, 02/01/2046(a)		12,500	11,328,034
Wisconsin Public Finance Authority (Foundation Academy Charter School A NJ Nonprofit) Series 2024 5.00%, 07/01/2035(a)		700	726,489
5.00%, 07/01/2055(a)		2,500	2,383,581
5.00%, 07/01/2060(a)		2,350	2,216,303

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	$	3,450	$3,428,124
5.00%, 05/01/2047		2,750	2,644,674
Wisconsin Public Finance Authority (Kaiser Obligated Group) Series 2022-2 5.00%, 10/01/2052(a) (b)		10,000	10,348,064
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031		12,280	8,079,464
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 6.625%, 12/01/2032(a)		1,040	1,054,306
7.25%, 12/01/2042(a)		7,775	7,982,669
7.50%, 12/01/2052(a)		5,400	5,592,022
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(a)		13,735	10,789,896
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(a)		9,962	5,535,190
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2047		1,400	1,246,160
4.00%, 01/01/2052		2,350	2,024,364
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(a)		5,933	4,288,061
Wisconsin Public Finance Authority (Pine Lake Preparatory) Series 2015 5.25%, 03/01/2035(a)		1,550	1,551,082
5.50%, 03/01/2045(a)		3,510	3,511,336
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2030(a)		25	26,399
5.00%, 04/01/2040(a)		80	87,120
5.00%, 04/01/2050(a)		335	364,817
Series 2022 4.00%, 04/01/2032(a)		15	15,313
4.00%, 04/01/2052(a)		40	42,017
Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044		3,800	3,990,105
5.75%, 07/01/2049		7,180	7,649,348
5.75%, 07/01/2054		7,850	8,335,041

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(a)	$	15,500	$17,441,349
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		12,000	12,187,308
5.25%, 03/01/2047		5,100	5,128,378
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(a)		19,500	22,360,313
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2030(a)		475	488,192
5.00%, 04/01/2040(a)		1,320	1,347,762
5.00%, 04/01/2050(a)		6,150	6,159,671
Series 2022 4.00%, 04/01/2052(a)		2,615	2,227,376
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(a)		29,090	23,166,767
Series 2022 4.00%, 06/01/2049(a)		3,880	3,229,015
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2030(a)		545	545,216
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(a)		7,690	7,693,480
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(a)		12,500	12,845,216
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2046		8,000	6,469,357
4.00%, 02/01/2051		11,500	8,912,707
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2021 4.00%, 06/15/2051		6,415	5,433,753
4.00%, 06/15/2061		1,035	836,617
Series 2022 5.00%, 06/15/2042		1,140	1,156,428
5.25%, 06/15/2052		1,610	1,632,353

	Principal Amount (000)		U.S. $ Value

5.375%, 06/15/2057	$	2,320	$2,360,679
5.50%, 06/15/2050		650	668,420
5.50%, 06/15/2062		4,025	4,110,613
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2034(a)		15,970	16,195,466
5.00%, 10/01/2039(a)		5,035	5,037,318
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 4.00%, 07/01/2046		1,100	890,855
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2052(a)		4,315	4,146,901
5.00%, 06/15/2057(a)		6,105	5,804,516
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2031(a)		2,450	2,370,957
4.00%, 12/01/2041(a)		2,405	2,155,214
4.00%, 12/01/2051(a)		4,210	3,513,267
Wisconsin Public Finance Authority (Waterstone Projects) Series 2024 5.50%, 12/15/2038(a)		14,700	14,729,278
Wisconsin Public Finance Authority (WFCS Holdings II LLC) Series 2021-A1 5.00%, 01/01/2056(a)		4,915	4,663,200
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) Series 2024 5.00%, 12/01/2034(a)		2,750	2,767,944
5.50%, 12/01/2044(a)		5,000	5,028,240
5.75%, 12/01/2054(a)		2,350	2,357,833

			620,048,018

Total Long-Term Municipal Bonds (cost $14,959,226,005)			14,643,597,718

Short-Term Municipal Notes – 1.1%
California – 0.4%
City of Los Angeles CA (City of Los Angeles CA) Series 2024 5.00%, 06/26/2025		52,000	52,321,225
County of Los Angeles CA (County of Los Angeles CA) Series 2024 5.00%, 06/30/2025		4,605	4,629,749

			56,950,974

	Principal Amount (000)		U.S. $ Value

Colorado – 0.2%
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2024-A 5.00%, 06/30/2025	$	40,000	$40,353,084

Massachusetts – 0.1%
City of Newton MA (City of Newton MA) Series 2024 5.00%, 03/28/2025		10,000	10,032,253

New York – 0.2%
City of Rochester NY (City of Rochester NY) Series 2024-I 5.00%, 07/31/2025		16,000	16,164,405
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 03/07/2025		11,750	11,763,194

			27,927,599

South Carolina – 0.1%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025		11,000	11,113,803

Washington – 0.1%
State of Washington (State of Washington) Series 2024-R 5.00%, 07/01/2025		9,000	9,080,935

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(d) (f) (j) (k) (m)		21,900	0
Series 2023 15.00%, 04/30/2023(d) (f) (j) (k) (m)		4,895	49

			49

Total Short-Term Municipal Notes (cost $182,142,257)			155,458,697

Total Municipal Obligations (cost $15,141,368,262)			14,799,056,415

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.0%
California Housing Finance Agency Series 2021-3, Class X 0.792%, 08/20/2036(i)		19,763	927,375
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2022-ML13, Class AUS 3.125%, 09/25/2036		3,852	3,390,799

	Principal Amount (000)	U.S. $ Value

Series 2022-ML13, Class XCA 0.957%, 07/25/2036(i)	$ 16,923	$888,549
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(i)	30,046	1,961,302

		7,168,025

Non-Agency Fixed Rate CMBS – 0.1%
New Hampshire Business Finance Authority Series 2022-2, Class X 0.69%, 10/01/2036(i)	24,232	1,061,941
Series 2023-2, Class A 3.875%, 01/20/2038	1,966	1,871,681
Washington State Housing Finance Commission Series 2023-1, Class X 1.494%, 04/20/2037(i)	68,658	6,913,491

		9,847,113

Total Commercial Mortgage-Backed Securities (cost $16,937,482)		17,015,138

CORPORATES - NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 06/30/2025 (cost $4,990,000)	4,990	5,085,109

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Fixed Rate – 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth 12.50%, 03/04/2026(j) (cost $1,061,531)	1,078	1,045,777

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Energy – 0.0%
AES Guayama Holdings 0.00% (d) (j) (k) (cost $5,885,279)	324,846	945,302

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.27%(n) (o) (p) (cost $289,220,025)	289,220,025	289,220,025

U.S. $ Value

Total Investments – 103.6% (cost $15,459,462,579)(q)	$15,112,367,766
Other assets less liabilities – (3.6)%	(529,993,317)

Net Assets – 100.0%	$14,582,374,449

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$43,358,428	$—	$43,358,428
USD	53,630	01/15/2028	0.735%	CPI#	Maturity	12,594,283	—	12,594,283
USD	1,085,220	10/15/2028	CPI#	2.565%	Maturity	(413,914)	—	(413,914)
USD	265,880	01/15/2029	CPI#	3.390%	Maturity	(8,337,869)	—	(8,337,869)
USD	190,780	01/15/2029	CPI#	3.735%	Maturity	(248,655)	—	(248,655)
USD	79,070	01/15/2029	CPI#	3.331%	Maturity	(2,880,496)	—	(2,880,496)
USD	960,000	10/15/2029	2.485%	CPI#	Maturity	3,283,181	—	3,283,181
USD	742,122	10/15/2029	2.516%	CPI#	Maturity	1,488,155	—	1,488,155
USD	741,440	10/15/2029	2.451%	CPI#	Maturity	3,676,245	—	3,676,245
USD	741,438	10/15/2029	2.499%	CPI#	Maturity	2,062,154	—	2,062,154
USD	67,450	01/15/2030	1.572%	CPI#	Maturity	12,339,717	—	12,339,717
USD	67,450	01/15/2030	1.587%	CPI#	Maturity	12,244,370	—	12,244,370
USD	1,139,780	10/15/2030	CPI#	2.531%	Maturity	(1,052,553)	—	(1,052,553)
USD	93,000	01/15/2031	2.782%	CPI#	Maturity	6,909,007	—	6,909,007
USD	85,000	01/15/2031	2.680%	CPI#	Maturity	7,182,639	—	7,182,639
USD	76,750	01/15/2031	2.989%	CPI#	Maturity	4,093,570	—	4,093,570
USD	75,410	01/15/2032	CPI#	3.064%	Maturity	(2,966,454)	—	(2,966,454)
USD	52,000	04/15/2032	CPI#	2.909%	Maturity	(2,729,752)	—	(2,729,752)

						$90,602,056	$—	$90,602,056

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	275,000	01/15/2027	1 Day SOFR	3.947%	Annual	$(759,393)	$—	$(759,393)
USD	290,400	07/31/2029	1 Day SOFR	4.461%	Annual	4,072,107	—	4,072,107
USD	258,455	10/15/2029	1 Day SOFR	3.814%	Annual	(3,262,501)	—	(3,262,501)
USD	258,023	10/15/2029	1 Day SOFR	3.761%	Annual	(3,902,670)	—	(3,902,670)
USD	258,022	10/15/2029	1 Day SOFR	3.740%	Annual	(4,142,763)	—	(4,142,763)
USD	414,000	10/15/2030	1 Day SOFR	4.092%	Annual	245,333	—	245,333
USD	578,060	09/15/2031	1 Day SOFR	3.786%	Annual	(11,035,234)	—	(11,035,234)
USD	350,550	09/15/2031	1 Day SOFR	3.942%	Annual	(3,260,834)	(77,310)	(3,183,524)
USD	240,000	12/03/2031	1 Day SOFR	4.178%	Annual	1,336,203	—	1,336,203
USD	237,460	12/03/2031	1 Day SOFR	4.057%	Annual	(436,337)	—	(436,337)
USD	46,900	12/03/2031	1 Day SOFR	3.732%	Annual	(1,041,477)	—	(1,041,477)
USD	250,000	08/15/2033	1 Day SOFR	3.477%	Annual	(12,112,693)	—	(12,112,693)
USD	500,000	11/15/2033	1 Day SOFR	4.180%	Annual	2,413,138	—	2,413,138
USD	450,000	11/15/2033	1 Day SOFR	4.114%	Annual	(88,614)	—	(88,614)
USD	405,000	08/15/2034	3.822%	1 Day SOFR	Annual	9,617,559	—	9,617,559
USD	345,100	08/15/2034	3.304%	1 Day SOFR	Annual	24,329,654	—	24,329,654
USD	300,000	08/15/2034	3.187%	1 Day SOFR	Annual	23,446,481	—	23,446,481
USD	250,000	08/15/2034	3.264%	1 Day SOFR	Annual	18,082,864	7,248	18,075,616
USD	234,585	08/15/2034	3.844%	1 Day SOFR	Annual	5,229,953	—	5,229,953

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	130,000	08/15/2034	3.231%	1 Day SOFR	Annual	$9,749,570	$—	$9,749,570
USD	91,065	08/15/2034	3.856%	1 Day SOFR	Annual	1,941,881	—	1,941,881

						$60,422,227	$(70,062)	$60,492,289

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	52,610	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$4,492,425	$—	$4,492,425
JPMorgan Chase Bank NA	USD	10,000	10/23/2025	MMD 30 Year^	4.100%	Maturity	(540,355)	—	(540,355)
JPMorgan Chase Bank NA	USD	10,000	10/24/2025	MMD 30 Year^	4.230%	Maturity	(161,169)	—	(161,169)
Morgan Stanley Capital Services LLC	USD	10,000	08/29/2025	MMD 30 Year^	3.840%	Maturity	(1,156,345)	—	(1,156,345)

							$2,634,556	$—	$2,634,556

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $3,407,548,305 or 23.4% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(d)	Non-income producing security.
(e)	Defaulted.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.99% of net assets as of January 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II Trust) Series 2023 4.84%, 04/01/2065	07/18/2023 - 07/30/2024	$60,565,013	$57,012,806	0.39%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2021-A 6.00%, 07/01/2026	07/21/2022	1,324,222	42,750	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2026	05/16/2022	$1,555,637	$45,000	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2026	08/12/2020 - 07/20/2022	35,639,422	1,018,500	0.01%
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	09/21/2023	1,153,784	1,222,514	0.01%
California Pollution Control Financing Authority (Rialto Bioenergy Facility) Series 2019 7.50%, 12/01/2040	05/16/2019	704,151	70	0.00%
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046	01/10/2023	3,373,437	2,178,000	0.01%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-A 7.00%, 07/01/2034	12/20/2023	18,215,000	18,653,783	0.13%
Colorado Educational & Cultural Facilities Authority (STEAD School/The) Series 2023-B 8.125%, 07/01/2028	12/20/2023	465,000	465,452	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	5,195,000	0	0.00%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 7.00%, 12/15/2043	05/21/2021	5,390,000	0	0.00%
County of Montgomery OH (County of Montgomery OH) 6.00%, 04/01/2038	09/15/2020	819,409	112,468	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018 - 10/05/2020	4,912,943	568,244	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	19,316,163	14,692,500	0.10%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 3.00%, 06/01/2031	04/27/2023	700,276	661,672	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041	11/14/2023	$813,619	$817,074	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051	05/09/2023	884,088	806,059	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	11/14/2023	1,435,057	1,351,885	0.01%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	16,210,000	15,994,021	0.11%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.755%, 11/01/2046	06/24/2024	32,030,000	32,176,457	0.22%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/2049	10/29/2020	6,890,000	4,823,000	0.03%
Industrial Development Authority of the County of Pima (The) (Edkey Obligated Group) Series 2020 5.00%, 07/01/205	10/29/2020	3,628,673	2,590,000	0.02%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	4,021,391	283,419	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	14,336,819	10,675,204	0.07%
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) Series 2021 9.00%, 01/01/2041	09/03/2021	270,000	270,000	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023 - 07/30/2024	$21,109,665	$21,151,036	0.15%
Pueblo Urban Renewal Authority (Pueblo Urban Renewal Authority) Series 2021 4.75%, 12/01/2045	03/30/2021	8,169,086	6,956,444	0.05%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016-D 0.0%, 01/01/2057	08/24/2016	7,542,915	3,229,681	0.02%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.00%, 06/01/2031	10/04/2022 - 04/17/2023	2,079,453	370,500	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021 - 07/20/2022	5,930,103	915,000	0.01%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021 - 10/20/2022	7,844,598	1,360,500	0.01%
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings) Series 2018 6.95%, 02/15/2038	08/24/2018	1,702,635	6,981	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022 - 07/29/2024	24,194,461	21,347,030	0.15%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.706%, 06/01/2029	06/08/2022 - 07/29/2024	20,795,556	17,775,628	0.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	57,000,000	50,786,983	0.35%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	4,895,000	49	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	11/10/2022	21,900,000	0	0.00%

(g)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2025.

(h)	Inverse floater security.
(i)	IO - Interest Only.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	When-Issued or delayed delivery security.
(m)	Defaulted matured security.
(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(q)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $461,793,163 and gross unrealized depreciation of investments was $(655,159,075), resulting in net unrealized depreciation of $(193,365,912).

As of January 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

COP – Certificate of Participation

MMD – Municipal Market Data

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

SD – School District

SOFR – Secured Overnight Financing Rate

AB Municipal Income Shares

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$14,643,597,648	$70	(a)	$14,643,597,718
Short-Term Municipal Notes	—	155,458,648	49	(a)	155,458,697
Commercial Mortgage-Backed Securities	—	17,015,138	—		17,015,138
Corporates - Non-Investment Grade	—	5,085,109	—		5,085,109
Asset-Backed Securities	—	—	1,045,777		1,045,777
Preferred Stocks	—	—	945,302		945,302
Short-Term Investments	289,220,025	—	—		289,220,025

Total Investments in Securities	289,220,025	14,821,156,543	1,991,198	(a)	15,112,367,766
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	109,231,749	—		109,231,749
Centrally Cleared Interest Rate Swaps	—	100,464,743	—		100,464,743
Interest Rate Swaps	—	4,492,425	—		4,492,425
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(18,629,693)	—		(18,629,693)
Centrally Cleared Interest Rate Swaps	—	(40,042,516)	—		(40,042,516)
Interest Rate Swaps	—	(1,857,869)	—		(1,857,869)

Total	$289,220,025	$14,974,815,382	$1,991,198	(a)	$15,266,026,605

The Fund holds liabilities for floating rate note obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2025 is as follows:

Fund	Market Value 04/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$47,424	$2,640,994	$2,399,198	$289,220	$4,815